[GRAPHIC]


[GRAPHIC]                        Smith Barney
                                 Managed
                                 Municipals
                                 Fund Inc.

                                 -----------------------------------------------
                                 SEMI-ANNUAL REPORT
                                 -----------------------------------------------

                                 August 31, 1998



                          [LOGO] Smith Barney Mutual Funds
                                 Investing for your future.
                                 Every day.(SM)

Smith Barney Managed
Municipals Fund Inc.
================================================================================

The Smith Barney Managed Municipals Fund Inc. seeks tax-free monthly income by investing in a diversified portfolio consisting principally of intermediate- and long-term municipal securities issued by state or municipal governments and by public authorities.

Smith Barney Managed Municipals Fund Inc.
Average Annual Total Returns
August 31, 1998

                                               Without Sales Charges(1)
                                        ---------------------------------------
                                         Class A        Class B      Class L(2)
===============================================================================
Six Months+                               2.73%          2.41%         2.38%
-------------------------------------------------------------------------------
One-Year                                  9.60           9.06          8.94
-------------------------------------------------------------------------------
Five-Year                                 7.36           6.80           N/A
-------------------------------------------------------------------------------
Ten-Year                                  9.34            N/A           N/A
-------------------------------------------------------------------------------
Since Inception++                        10.96           8.67         10.80
===============================================================================

                                               With Sales Charges(3)
                                        ---------------------------------------
                                         Class A        Class B      Class L(2)
===============================================================================
Six Months+                              (1.35)%        (2.09)%        0.39%
-------------------------------------------------------------------------------
One-Year                                  5.19           4.56          6.86
-------------------------------------------------------------------------------
Five-Year                                 6.49           6.65           N/A
-------------------------------------------------------------------------------
Ten-Year                                  8.90            N/A           N/A
-------------------------------------------------------------------------------
Since Inception++                        10.70           8.67         10.52
===============================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.
(2)  On June 12, 1998, the former Class C shares were renamed Class L shares.
(3) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charges of 4.00% and 1.00%, respectively; Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed within one year from purchase. This CDSC declines by 0.50% the first year of purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.
     All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost.
+ Total return is not annualized, as it may not be representative of the total return for the year.
++ Inception dates for Class A, B and L shares are March 4, 1981, November 6, 1992 and November 9, 1994, respectively.

================================================================================
FUND HIGHLIGHT
================================================================================

New-issue supply of municipal bonds in 1998 has been quite heavy. We are on pace to surpass the record volume underwritten in 1993. These two factors -- pressure toward lower rates and heavy municipal bond issuance -- have led to a market that we believe is very attractively priced versus taxable bonds, and has led to a flatter yield curve than we've seen in many years.

================================================================================
NASDAQ SYMBOL
================================================================================

           Class A                      SHMMX
           Class B                      SMMBX
           Class L                      SMMLX

================================================================================
WHAT'S INSIDE
================================================================================
Shareholder Letter ........................................................    1

Historical Performance ....................................................    3

Smith Barney Managed Municipals Fund Inc.
at a Glance ...............................................................    5

Schedule of Investments ...................................................    6

Statement of Assets and Liabilities .......................................   34

Statement of Operations ...................................................   35

Statements of Changes in Net Assets .......................................   36

Notes to Financial Statements .............................................   37

Financial Highlights ......................................................   40

Additional Shareholder Information ........................................   44

================================================================================
Shareholder Letter
================================================================================



[PHOTO]                                     [PHOTO]

HEATH B.                                    JOSEPH P.
MCLENDON                                    DEANE

Chairman                                    Vice President and
                                            Investment Officer

Dear Shareholder:

We are pleased to provide the semi-annual report for the Smith Barney Managed Municipals Fund Inc. ("Fund") for the period ending August 31, 1998. In this report, we summarize the period's prevailing economic and market conditions and outline our portfolio strategy. A detailed summary of the Fund's performance can be found in the appropriate sections that follow. We hope you find this report to be useful and informative.

A Classic Series Fund

The Smith Barney Managed Municipals Fund is part of the Classic Series of Smith Barney Mutual Funds. The Classic Series funds are mutual funds whose investment decisions are determined by experienced portfolio managers based on each fund's investment objectives and guidelines. Funds in the Smith Barney Classic Series invest across asset classes and sectors, utilizing a range of strategies in order to achieve their objectives.

Performance Update

For the six months ended August 31, 1998, the Smith Barney Managed Municipals Fund had a total return of 2.73%, 2.41% and 2.38% for its Class A, B and L shares, respectively. In comparison, the Fund's Lipper Analytical Services, Inc. peer group average posted a total return of 3.03% for the same period. (Lipper is a major fund-tracking organization).

Over the six-month period covered by this report, the Fund distributed income dividends totaling $0.40 for Class A shares; based on its net asset value ("NAV") of $16.22 as of August 31, 1998, and the current dividend of $0.065 for Class A shares, this equates to an annualized distribution rate of 4.81%. For an individual in the federal income tax bracket of 36%, the tax-free yield of 4.81% is equivalent to a taxable yield of 7.51%.

We are pleased to report that your Fund received a four-star rating overall for its Class A and B shares from Morningstar, Inc.* as of June 30, 1998.

Municipal Bond Market Update

The municipal bond market has been in a positive state of mind for quite a while now. Recent events in Asia and Russia have accelerated the flow of capital specifically into U.S. government bonds. These factors have created a very positive interest rate backdrop for the tax-exempt market with increased capital flows into the U.S., very modest inflation and a potential slowing of the U.S. economy due to the economic slowdown of several of our trading partners. This is the lowest long-term interest rate climate we have seen since the 1960's.

The rates for municipal bonds have also moved lower, but not to the same degree as U.S. government bonds. The municipal bond market doesn't benefit from

----------
* Morningstar, Inc. proprietary ratings reflect historical risk-adjusted performance through 6/30/98. The ratings are subject to change every month. Past performance is not a guarantee of future results. Morningstar ratings are calculated from the Fund's 3- and 5-year returns (with fee adjustments) in excess of 90-day T-bill returns. For Class A and Class B shares, the Fund received 4 stars for the overall, 3 stars for the 3-year period and 5 stars for the 5-year period. It was rated among 1,549 and 890 for municipal bond funds for the 3- and 5-year periods, respectively. Ten percent of the funds in a rating category receive five stars.


--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                      1
foreign money flows, because the benefits of tax-exemption are only valuable to U.S. taxpayers.

New issue supply of municipal bonds in 1998 has been quite heavy. The municipal bond market is on pace to surpass the record volume underwritten in 1993. These two factors -- pressure toward lower rates and heavy municipal bond issuance -- have led to a market that we believe is very reasonably priced versus taxable bonds, and has led to a flatter yield curve than we've seen in many years. The difference in yields between intermediate municipal bonds maturity and very long-term bonds is minimal. In our view, the yield differential between very high-grade paper and much weaker credits has never been lower. These investors are not in our opinion being adequately compensated to insure their risk profile.

Investment Strategy

As previously noted, the Fund seeks to maximize current interest income exempt from federal income taxes to the extent consistent with prudent investment management and preservation of capital. The Fund seeks to achieve this objective by investing in intermediate- and long-term municipal securities issued by state and municipal governments and by public authorities.

Recently, we have avoided very long-term debt and lower-rated issues. We have been concentrating our purchases in very high-grade bonds with maturities between 12 and 20 years. Our coupon structure has also become somewhat higher. Quite simply, at today's record low interest rates, we are taking a more conservative approach to the market. Our experience indicates conditions are near perfect for bonds at the moment and prudence suggests we take advantage of these conditions.

As of August 31, 1998, approximately 94% of the Fund's holdings were rated investment-grade (BBB/Baa and higher) by either Standard & Poor's Ratings Group or Moody's Investors Service Inc., with about 73% of the Fund invested in AAA/Aaa-rated bonds, the highest possible rating. (Standard & Poor's and Moody's are two major credit-reporting and bond-rating agencies). The Smith Barney Managed Municipals Fund's largest holdings are concentrated in utility bonds (15.7%), hospital bonds (12.8%) and transportation bonds (12.5%).

Municipal Bond Market Outlook

Our outlook for the municipal bond market for the next six months carries a caveat. If economic conditions around the world do not get much worse, then interest rates have fallen to levels that seem appropriate. If things continue to deteriorate beyond today's levels, then there could be more downward pressure on interest rates in the U.S. We will be monitoring these events very closely for our shareholders. Thank you for investing in the Smith Barney Managed Municipals Fund.


Sincerely,


/s/ Heath B. Mclendon                       /s/ Joseph P. Deane

Heath B. Mclendon                           Joseph P. Deane
Chairman                                    Vice President and
                                            Investment Officer

September 8, 1998


--------------------------------------------------------------------------------
2                                        1998 Semi-Annual Report to Shareholders

================================================================================
Historical Performance -- Class A Shares
================================================================================

                                   Net Asset Value
                            -----------------------------
                            Beginning              End              Income          Capital Gain           Return         Total
Period Ended                of Period           of Period          Dividends        Distributions        of Capital      Returns(1)
====================================================================================================================================
8/31/98                       $16.19             $16.22              $0.40              $0.00              $0.00           2.73%+
------------------------------------------------------------------------------------------------------------------------------------
2/28/98                        15.61              16.19               0.79               0.48               0.00          12.30
------------------------------------------------------------------------------------------------------------------------------------
2/28/97                        16.20              15.61               0.91               0.38               0.00           4.51
------------------------------------------------------------------------------------------------------------------------------------
2/29/96                        15.47              16.20               0.90               0.08               0.00          11.34
------------------------------------------------------------------------------------------------------------------------------------
2/28/95                        16.13              15.47               0.95               0.29               0.00           4.11
------------------------------------------------------------------------------------------------------------------------------------
2/28/94                        16.71              16.13               0.88               0.90               0.00           7.41
------------------------------------------------------------------------------------------------------------------------------------
2/28/93                        15.62              16.71               1.00               0.52               0.03          17.92
------------------------------------------------------------------------------------------------------------------------------------
2/29/92                        14.98              15.62               1.05               0.00               0.02          11.79
------------------------------------------------------------------------------------------------------------------------------------
2/28/91                        15.00              14.98               1.09               0.00               0.03           7.65
------------------------------------------------------------------------------------------------------------------------------------
2/28/90                        14.83              15.00               1.10               0.00               0.00           8.78
------------------------------------------------------------------------------------------------------------------------------------
2/28/89                        15.05              14.83               1.11               0.16               0.00           7.31
====================================================================================================================================
   Total                                                            $10.18              $2.81              $0.08
====================================================================================================================================

================================================================================
Historical Performance -- Class B Shares
================================================================================

                                                Net Asset Value
                                           -------------------------
                                           Beginning          End          Income        Capital Gain         Return       Total
Period Ended                               of Period       of Period      Dividends      Distributions      of Capital    Returns(1)
====================================================================================================================================
8/31/98                                      $16.19         $16.21          $0.36            $0.00            $0.00          2.41%+
------------------------------------------------------------------------------------------------------------------------------------
2/28/98                                       15.60          16.19           0.71             0.48             0.00         11.81
------------------------------------------------------------------------------------------------------------------------------------
2/28/97                                       16.20          15.60           0.83             0.38             0.00          3.92
------------------------------------------------------------------------------------------------------------------------------------
2/29/96                                       15.47          16.20           0.82             0.08             0.00         10.78
------------------------------------------------------------------------------------------------------------------------------------
2/28/95                                       16.13          15.47           0.86             0.29             0.00          3.54
------------------------------------------------------------------------------------------------------------------------------------
2/28/94                                       16.71          16.13           0.80             0.90             0.00          6.86
------------------------------------------------------------------------------------------------------------------------------------
Inception*-- 2/28/93                          15.81          16.71           0.31             0.52             0.01         11.26+
====================================================================================================================================
    Total                                                                   $4.69            $2.65            $0.01
====================================================================================================================================

================================================================================
Historical Performance -- Class L Shares
================================================================================

                                                  Net Asset Value
                                            -------------------------
                                            Beginning          End         Income       Capital Gain         Return         Total
Period Ended                                of Period       of Period     Dividends     Distributions      of Capital     Returns(1)
====================================================================================================================================
8/31/98                                       $16.18          $16.20        $0.36           $0.00             $0.00          2.38%+
------------------------------------------------------------------------------------------------------------------------------------
2/28/98                                        15.60           16.18         0.70            0.48              0.00         11.69
------------------------------------------------------------------------------------------------------------------------------------
2/28/97                                        16.20           15.60         0.83            0.38              0.00          3.88
------------------------------------------------------------------------------------------------------------------------------------
2/29/96                                        15.47           16.20         0.82            0.08              0.00         10.76
------------------------------------------------------------------------------------------------------------------------------------
Inception*-- 2/28/95                           14.30           15.47         0.27            0.29              0.00         12.36+
====================================================================================================================================
   Total                                                                    $2.98           $1.23             $0.00
====================================================================================================================================


--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                      3

================================================================================
Historical Performance -- Class Y Shares
================================================================================

                                                 Net Asset Value
                                            -------------------------
                                            Beginning          End         Income      Capital Gain          Return         Total
Period Ended                                of Period       of Period     Dividends    Distributions       of Capital     Returns(1)
====================================================================================================================================
8/31/98                                       $16.19          $16.21        $0.42           $0.00             $0.00          2.76%+
------------------------------------------------------------------------------------------------------------------------------------
2/28/98                                        15.60           16.19         0.82            0.48              0.00         12.56
------------------------------------------------------------------------------------------------------------------------------------
2/28/97                                        16.20           15.60         0.94            0.38              0.00          4.59
------------------------------------------------------------------------------------------------------------------------------------
Inception*-- 2/29/96                           15.63           16.20         0.85            0.08              0.00          9.84+
====================================================================================================================================
 Total                                                                      $3.03           $0.94             $0.00
====================================================================================================================================

It is the Fund's policy to distribute dividends monthly and capital gains, if any, annually.

================================================================================
Average Annual Total Return
================================================================================

                                                                                Without Sales Charge(1)
                                                   ---------------------------------------------------------------------------------
                                                   Class A                    Class B               Class L              Class Y
====================================================================================================================================
Six Months Ended 8/31/98+                            2.73%                      2.41%                 2.38%               2.76%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31/98                                   9.60                       9.06                  8.94                9.79
------------------------------------------------------------------------------------------------------------------------------------
Five Years Ended 8/31/98                             7.36                       6.80                   N/A                 N/A
------------------------------------------------------------------------------------------------------------------------------------
Ten Years Ended 8/31/98                              9.34                        N/A                   N/A                 N/A
------------------------------------------------------------------------------------------------------------------------------------
Inception* through 8/31/98                          10.96                       8.67                 10.80                8.70
====================================================================================================================================

                                                                                Without Sales Charge(2)
                                                   ---------------------------------------------------------------------------------
                                                   Class A                    Class B               Class L              Class Y
====================================================================================================================================
Six Months Ended 8/31/98+                            (1.35)%                   (2.09)%                0.39%               2.76%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31/98                                    5.19                      4.56                  6.86                9.79
------------------------------------------------------------------------------------------------------------------------------------
Five Years Ended 8/31/98                              6.49                      6.65                   N/A                 N/A
------------------------------------------------------------------------------------------------------------------------------------
Ten Years Ended 8/31/98                               8.90                       N/A                   N/A                 N/A
------------------------------------------------------------------------------------------------------------------------------------
Inception* through 8/31/98                           10.70                      8.67                 10.52                8.70
====================================================================================================================================

================================================================================
Cumulative Total Return
================================================================================

                                                                                               Without Sales Charge(1)
====================================================================================================================================
Class A (8/31/88 through 8/31/98)                                                                       144.19%
------------------------------------------------------------------------------------------------------------------------------------
Class B (Inception* through 8/31/98)                                                                     62.22
------------------------------------------------------------------------------------------------------------------------------------
Class L (Inception* through 8/31/98)                                                                     47.82
------------------------------------------------------------------------------------------------------------------------------------
Class Y (Inception* through 8/31/98)                                                                     32.90
====================================================================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.
(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charges of 4.00% and 1.00%, respectively; Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed within one year from purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.
* Inception dates for Class A, B, L and Y shares are March 4, 1981, November 6, 1992, November 9, 1994 and April 4, 1995, respectively.
+ Total return is not annualized, as it may not be representative of the total return for the year.


--------------------------------------------------------------------------------
4                                        1998 Semi-Annual Report to Shareholders

================================================================================
Smith Barney Managed Municipals Fund Inc. at a Glance (unaudited)
================================================================================

Growth of $10,000 Invested in Class A Shares of Smith Barney Managed Municipals Fund Inc. vs. Lehman Brothers Municipal Bond Fund Index and the Lipper Peer Group Average+
--------------------------------------------------------------------------------
                           August 1988 -- August 1998

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                      Smith Barney          Lehman Brothers
                    Managed Municipals      Municipal Bond      Lipper Peer
                        Funds Inc.            Fund Index       Group Average
                    ------------------      --------------     -------------
Aug 1988                $ 9,603                 $10,000           $10,000
Feb 1989                $10,122                 $10,465           $10,537
Feb 1990                $11,011                 $11,539           $11,468
Feb 1991                $11,853                 $12,604           $12,396
Feb 1992                $13,251                 $13,862           $13,655
Feb 1993                $15,626                 $15,771           $15,589
Feb 1994                $16,780                 $16,644           $16,413
Feb 1995                $17,468                 $16,958           $16,519
Feb 1996                $19,449                 $18,831           $18,147
Feb 1997                $20,325                 $19,869           $18,959
Feb 1998                $22,825                 $21,686           $20,677
Aug 1998                $23,449                 $22,432           $21,304

+ Hypothetical illustration of $10,000 invested in Class A shares on August 31, 1988, assuming deduction of the maximum 4.00% sales charge at the time of investment and reinvestment of dividends and capital gains, if any, at net asset value through August 31, 1998. The Lehman Brothers Municipal Bond Fund Index is a weighted composite which is comprised of more than 15,000 bonds issued within the last 5 years, having a minimum credit rating of at least Baa and a maturity of at least 2 years, excluding all bonds subject to the Alternative Minimum Tax and bonds with floating or zero coupons. The index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. The Lipper Analytical Services, Inc. Peer Group Average ("Lipper Peer Group Average") is composed of an average of the Fund's peer group of 251 mutual funds investing in municipal securities as of August 31, 1998. The performance of the Fund's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

     All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

Top Ten States Represented*
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

States                          Percentage
------                          ----------

California                        8.8%
Colorado                          8.3%
Florida                           4.5%
Massachusetts                     5.4%
Michigan                          5.8%
New York                         10.8%
Ohio                              4.2%
Pennsylvania                      3.5%
Texas                            19.7%
Washington                        2.3%

* As a percentage of total investments.

Industry Breakdown*
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]


Industry                        Percentage
--------                        ----------
Utilities                         15.7%
Water & Sewer                     11.7%
Other Municipal Bonds             18.8%
Cogeneration Facilities            3.5%
Education                         11.3%
General Obligation                10.4%
Hospital                          12.8%
Housing                            2.5%
PCR                                0.8%
Transportation                    12.5%


--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                      5

================================================================================
Schedule of Investments (unaudited)                              August 31, 1998
================================================================================

====================================================================================================================================
     FACE
    AMOUNT           RATING                        SECURITY                                                               VALUE
====================================================================================================================================
Alaska -- 0.3%
                                  Valdez, AK Marine Terminal Revenue:
$       8,500,000    AA              Series A, British Petroleum Pipeline Project,
                                       5.850% due 8/1/25(a)                                                            $ 8,861,250
          300,000    A-1+            Exxon Pipeline Co. Project A, 3.200% due 12/1/33(b)                                   300,000
        1,300,000    A-1+            Exxon Pipeline Co. Project B, 3.200% due 12/1/33(b)                                 1,300,000
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        10,461,250
------------------------------------------------------------------------------------------------------------------------------------
Arizona -- 1.1%
                                  Bullhead City, AZ Municipal Property Corporate Excise Tax Revenue,
                                     Wastewater Treatment Plants Improvements, MBIA-Insured:
          375,000    Aaa*              5.000% due 7/1/13                                                                   382,031
          285,000    Aaa*              5.000% due 7/1/14                                                                   288,919
       12,170,000    A            Greenlee County, AZ IDA, PCR, (Phelps Dodge Corp. Project),
                                       5.450% due 6/1/09                                                                12,763,287
        3,500,000    A            Maricopa County, AZ IDA, Multi-Family Housing Revenue, Series A,
                                       6.500% due 10/1/25                                                                3,710,000
                                  Maricopa County, AZ Pollution Control Corp., PCR,
                                     (Arizona Public Service Co.):
        3,900,000    A-1+              Series A, 3.200% due 5/1/29(b)                                                    3,900,000
        3,800,000    A-1+              Series B, 3.300% due 5/1/29(b)                                                    3,800,000
                                  Maricopa County, AZ School District Number 1,
                                     (Phoenix Elementary Project of 1998), Series A, FSA-Insured:
        2,600,000    AAA               5.000 due 7/1/13                                                                  2,655,250
        1,500,000    AAA               5.000 due 7/1/14                                                                  1,526,250
        4,200,000    A-1+         Navajo County, AZ IDA, IDR, (Citizens Utilities Projects), Series B,
                                       3.350% due 9/1/32(b)(c)                                                           4,200,000
        1,750,000    AAA          Pima County, AZ COP, MBIA-Insured, 5.250% due 1/1/12                                   1,830,938
        3,500,000    AAA          Pima County, AZ IDA, Healthpartners of Southern Arizona, Series A,
                                     MBIA-Insured, 5.625% due 4/1/14                                                     3,775,625
        1,830,000    Aaa*         Pinal County, AZ Community College, Pledge Obligation,
                                     AMBAC-Insured, 5.000% due 7/1/12                                                    1,857,450
        1,000,000    AAA          Sedona, AZ Wastewater Municipal, Property Corp.
                                     Excise Tax Revenue, MBIA-Insured, 5.375% due 7/1/15                                 1,040,000
        2,000,000    AAA          Yavapi County, AZ IDA, Yavapi Regional Medical Center, Series A,
                                     FSA-Insured, 5.125% due 12/1/13                                                     2,072,500
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        43,802,250
------------------------------------------------------------------------------------------------------------------------------------
Arkansas -- 0.0%
          750,000    AA           Pulaski County, AR Health Facility Board Revenue, Catholic Health
                                     Initiatives, Series A, 5.000% due 12/1/18                                             749,063
------------------------------------------------------------------------------------------------------------------------------------
California -- 8.8%
                                  Alameda County, CA COP, (Refunding and Capital Projects),
                                     AMBAC-Insured:
        1,000,000    AAA               5.000% due 6/1/13                                                                 1,020,000
          750,000    AAA               5.000% due 6/1/14                                                                   762,187
          720,000    AAA               5.000% due 6/1/16                                                                   722,700
        2,250,000    A*           Apple Valley, CA Unified School District, COP, 5.900% due 9/1/11                       2,370,937
        2,720,000    AAA          Brawley, CA COP, (Water Systems Improvement Project),
                                     5.000% due 12/1/18                                                                  2,716,600


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
6                                        1998 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)                  August 31, 1998
================================================================================

====================================================================================================================================
     FACE
    AMOUNT           RATING                        SECURITY                                                               VALUE
====================================================================================================================================
California -- 8.8% (continued)
                                  California Health Facilities Finance Authority Revenue:
                                     Kaiser Permanente, Series A, FSA-Insured:
$       3,500,000    AAA               5.000% due 6/1/18                                                               $ 3,495,625
       11,000,000    AAA               5.500% due 6/1/22                                                                11,536,250
       23,565,000    AAA             Stanford Health Care, Series B, AMBAC-Insured,
                                       5.000% due 11/15/18                                                              23,388,262
        9,250,000    AAA          California State Department of Corrections, Board Lease Revenue,
                                     Series A, AMBAC-Insured, 5.250% due 1/1/21                                          9,388,750
        7,545,000    AAA          California State Department of Transportation,
                                     Series A, MBIA-Insured, 5.250% due 3/1/16                                           7,761,919
        5,000,000    AAA          California State Health Facilities Finance Authority Revenue,
                                     Cedars-Sinai Center, Series A, MBIA-Insured, 5.125% due 8/1/17                      5,050,000
        5,895,000    A            California State Public Works Board, Lease Revenue, Series C,
                                     5.250% due 10/1/14                                                                  6,071,850
                                  California Statewide Community Development Authority, COP:
        2,000,000    A               Kaiser Permanente Remarketed 7/8/98, 5.300% due 12/1/15                             2,027,500
                                     St. Joseph Health System:
       10,500,000    AA                5.125% due 7/1/17                                                                10,552,500
        9,500,000    AA                5.250% due 7/1/21                                                                 9,618,750
        3,000,000    AAA          Campbell, CA Unified School District, GO, FGIC-Insured,
                                     5.000% due 8/1/17                                                                   3,015,000
        7,000,000    AAA          Chino, CA Unified School District, COP, FSA-Insured,
                                     6.125% due 9/1/26                                                                   7,647,500
        5,000,000    AAA          Contra Costa County, CA Multi-Family Housing Revenue, (Crescent Park
                                     Apartments Project), Series B, GNMA-Collateralized,
                                     7.800% due 6/20/34                                                                  5,650,000
       15,215,000    AAA          Corona, CA Redevelopment Agency, Series A, FGIC-Insured,
                                     5.000% due 9/1/24                                                                  15,766,544
        5,000,000    AAA          Fresno County, CA Financing Authority, Solid Waste Revenue,
                                    (American Avenue Landfill Project), MBIA-Insured,
                                     5.750% due 5/15/14                                                                  5,381,250
                                  Long Beach, CA (Aquarium of the Pacific Project):
        1,260,000    BBB             5.750% due 7/1/05                                                                   1,356,075
        1,200,000    BBB             5.750% due 7/1/06                                                                   1,282,500
        1,170,000    AAA          Los Angeles, CA Community Redevelopment Agency, (Hollywood
                                     Redevelopment Project), Series C, MBIA-Insured,
                                     5.000% due 7/1/14                                                                   1,194,862
                                  Los Angeles, CA Metropolitan Transportation Authority,
                                     Sales Tax Revenue, Series A, MBIA-Insured:
       17,770,000    AAA               5.250% due 7/1/14                                                                18,436,375
       15,000,000    AAA               5.250% due 7/1/15                                                                15,468,750
        1,630,000    AAA          Los Angeles, CA Public Works Finance Authority Lease Revenue,
                                     MBIA-Insured, 5.250% due 9/1/13                                                     1,699,275
        2,780,000    AAA          Los Angeles, CA Unified School District, COP, Series A, FSA-Insured,
                                     5.500% due 10/1/16                                                                  2,922,475
                                  Los Angeles, CA Wastewater Systems Revenue, FGIC-Insured:
       10,080,000    AAA             Series A, 5.000% due 6/1/18                                                        10,067,400
       20,140,000    AAA             Series B, 5.000% due 6/1/18                                                        20,114,825


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                      7

================================================================================
Schedule of Investments (unaudited) (continued)                  August 31, 1998
================================================================================

====================================================================================================================================
     FACE
    AMOUNT           RATING                        SECURITY                                                               VALUE
====================================================================================================================================
California -- 8.8% (continued)
$      15,400,000    AA           Los Angeles County, CA Public Works Financing Authority Revenue,
                                     (Regional Park and Open Space District), Series A,
                                     5.000% due 10/1/16                                                               $ 15,419,250
                                  Metropolitan Water District, Southern California Waterworks
                                     Revenue, Series A:
        8,185,000    AA                5.000% due 7/1/15                                                                 8,287,313
        2,500,000    AA                5.000% due 7/1/18                                                                 2,496,875
       15,000,000    AAA          Orange County, CA Recovery, COP, Series A, MBIA-Insured,
                                     5.875% due 7/1/19                                                                  16,293,750
        5,200,000    AAA          Roseville, CA Water Utility Revenue, COP, FGIC-Insured,
                                     5.200% due 12/1/15                                                                  5,356,000
        2,500,000    AAA          Sacramento, CA Cogeneration Authority, Cogeneration Project
                                     Revenue, MBIA-Insured, 5.200% due 7/1/21                                            2,509,375
        3,500,000    AAA          Sacramento, CA Municipal Utility District, Electrical Revenue,
                                     Series L, MBIA-Insured, 5.200% due 7/1/17                                           3,574,375
                                  San Diego County, CA COP, Northern County Regional Expansion
                                     Revenue, AMBAC-Insured:
        5,500,000    AAA               5.250% due 11/15/14                                                               5,713,125
        4,000,000    AAA               5.000% due 10/1/17                                                                4,015,000
        2,420,000    AAA               5.250% due 11/15/19                                                               2,468,400
        3,500,000    AA-          San Diego County, CA Water Authority, Water Revenue, COP,
                                     Series A, 4.750% due 5/1/15                                                         3,438,750
       46,755,000    AAA          San Francisco, CA State Building Authority, Lease Revenue,
                                     (Civic Center Complex), Series A, AMBAC-Insured,
                                     5.250% due 12/1/21                                                                 47,690,100
                                  Santa Clara County, CA Finance Authority, Lease Revenue,
                                     AMBAC-Insured:
        5,500,000    AAA               6.750% due 11/15/20(a)                                                            6,407,500
        2,000,000    AAA               6.250% due 11/15/22                                                               2,245,000
        1,515,000    AAA          Victorville, CA Multi-Family Revenue, Wimbledon Apartments,
                                     Series A, GNMA-Collateralized, 6.150% due 4/20/16                                   1,622,943
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       334,024,417
------------------------------------------------------------------------------------------------------------------------------------
Colorado -- 8.3%
                                  Arapahoe County, CO Capital Improvement Transportation,
                                      Highway Revenue:
       15,000,000    Baa3*             Pre-Refunded--Escrowed with U.S. government securities to
                                         8/31/05 call @ 103, 7.000% due 8/31/26(a)(d)                                   17,962,500
       27,350,000    AAA               Series A, MBIA-Insured, 5.000% due 9/1/21                                        27,315,812
                                  Colorado Health Facilities Authority Revenue:
       18,250,000    A               Series A, Remarketed 7/8/98, 5.350% due 11/1/16                                    18,500,937
       11,000,000    A               Series B, Remarketed 7/8/98, 5.350% due 8/1/15                                     11,206,250
        8,765,000    AAA             Sisters of Charity Leavenworth, MBIA-Insured,
                                       5.125% due 12/1/18                                                                8,863,606
       12,765,000    BBB+         Colorado Springs, CO Airport Revenue, Series A,
                                     7.000% due 1/1/22(a)(c)                                                            14,073,412
                                  Dawson Ridge, CO Metropolitan District No. 1, (Escrowed to
                                     Maturity with U.S. government securities):
      364,000,000    Aaa*              Series A, zero coupon bond to yield 6.644% due 10/1/22                           99,645,000
       27,785,000    Aaa*              Series B, zero coupon bond to yield 6.820% due 10/1/22(a)                         7,606,144


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
8                                        1998 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)                  August 31, 1998
================================================================================

====================================================================================================================================
     FACE
    AMOUNT           RATING                        SECURITY                                                               VALUE
====================================================================================================================================
Colorado -- 8.3% (continued)
                                  Denver, CO City & County Airport Revenue:
                                     Series A:
$      26,500,000    Baa1*             14.000% due 11/15/08(a)(c)                                                     $ 44,950,625
        9,915,000    Baa1*             8.000% due 11/15/25(a)(c)                                                        10,956,075
        3,585,000    Aaa*              Pre-Refunded--Escrowed with U.S. government securities to
                                         11/15/01 Call @ 100, 8.000% due 11/15/25(a)(c)                                  4,019,681
                                     Series C:
        3,090,000    Baa1*             6.750% due 11/15/13(c)                                                            3,375,825
        9,505,000    Baa1*             6.750% due 11/15/22(a)(c)                                                        10,312,925
          410,000    Aaa*              Pre-Refunded--Escrowed with U.S. government securities to
                                         11/15/02 Call @ 102, 6.750% due 11/15/13(c)                                       459,712
        2,530,000    Aaa*              Pre-Refunded--Escrowed with U.S. government securities to
                                         11/15/01 Call @ 100, 6.750% due 11/15/22(a)(c)                                  2,836,763
                                     Series D:
       17,760,000    Baa1*             7.000% due 11/15/25(c)                                                           19,003,200
        4,665,000    Aaa*              Pre-Refunded--Escrowed with U.S. government securities to
                                         11/15/01 Call @ 100, 7.000% due 11/15/25(a)(c)                                  5,084,850
                                  E-470 Public Highway Authority, Colorado Revenue,
                                     Series A, MBIA-Insured:
        1,120,000    AAA               5.000% due 9/1/15                                                                 1,131,200
        2,600,000    AAA               5.000% due 9/1/16                                                                 2,616,250
        1,000,000    AAA          Fort Collins, CO Lease, COP, (Civic Center Facilities Project),
                                     MBIA-Insured, 5.125% due 12/1/18                                                    1,011,250
        3,610,000    AAA          Larimer County, CO COP, Courthouse & Jail Facilities, FSA-Insured,
                                     5.000% due 12/15/12                                                                 3,655,125
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       314,587,142
------------------------------------------------------------------------------------------------------------------------------------
Connecticut -- 0.3%
        1,080,000    AAA          Connecticut State Health & Educational Facilities Authority Revenue,
                                     William H. Backus Hospital, AMBAC-Insured, 5.625% due 7/1/17                        1,152,900
                                  Connecticut State Housing Finance Authority, AMBAC-Insured,
                                     Group Home Mortgage Program:
          500,000    AAA               5.600% due 6/15/17                                                                  521,875
        1,000,000    AAA               5.625% due 6/15/27                                                                1,047,500
                                  Mashantucket Western Pequot Tribe, Connecticut Special Revenue,
                                     Sub-144A, Series B:
        1,000,000    Baa3*             5.550% due 9/1/08(e)                                                              1,062,500
        2,000,000    Baa3*             5.700% due 9/1/12(e)                                                              2,125,000
        6,500,000    Baa3*             5.750% due 9/1/18(a)(e)                                                           6,800,625
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        12,710,400
------------------------------------------------------------------------------------------------------------------------------------
District of Columbia -- 0.9%
                                  District of Columbia Revenue,
                                     The American University, Education Revenue, AMBAC-Insured:
        3,000,000    AAA               5.250% due 1/1/16                                                                 3,086,250
       14,000,000    AAA               5.125% due 1/1/27                                                                14,070,000
                                     Georgetown University, Series D, MBIA-Insured,
                                       Converted 5/1/98:
        4,300,000    AAA                 5.300% due 4/1/15                                                               4,445,125
        3,900,000    AAA                 5.350% due 4/1/16                                                               4,031,625


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                      9

================================================================================
Schedule of Investments (unaudited) (continued)                  August 31, 1998
================================================================================

====================================================================================================================================
     FACE
    AMOUNT           RATING                        SECURITY                                                               VALUE
====================================================================================================================================
District of Columbia -- 0.9% (continued)
$       3,700,000    AAA               5.350% due 4/1/17                                                               $ 3,824,875
        5,300,000    AAA               5.350% due 4/1/18                                                                 5,459,000
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        34,916,875
------------------------------------------------------------------------------------------------------------------------------------
Florida -- 4.5%
                                  Boynton Beach, FL Multi-Family Housing Revenue,
                                     Clipper Cove Apartments:
          750,000    A+                6.350% due 7/1/16                                                                   800,625
        1,325,000    A+                6.400% due 7/1/21                                                                 1,414,437
                                  Broward County, FL GO, Public Improvement Revenue:
        1,000,000    Aa2*            12.500% due 1/1/02                                                                  1,266,250
        1,250,000    Aa2*            12.500% due 1/1/03                                                                  1,670,312
        1,500,000    Aa2*            12.500% due 1/1/04                                                                  2,101,875
        1,750,000    Aa2*            12.500% due 1/1/05                                                                  2,563,750
        2,000,000    Aa2*            12.500% due 1/1/06                                                                  3,050,000
        2,375,000    AAA          Celebration, FL Community Development District, Series B,
                                     MBIA-Insured, 5.500% due 5/1/19                                                     2,478,906
        2,740,000    AAA          Dade County, FL GO, MBIA-Insured, 5.125% due 12/1/21                                   2,763,975
          900,000    A-1+         Dade County, FL IDA, Exempt Facilities Revenue,
                                     Florida Power & Light Co., 3.350% due 6/1/21(b)                                       900,000
       41,270,000    AAA          Dade County, FL Water and Sewer Revenue, FGIC-Insured,
                                     5.250% due 10/1/21(a)                                                              42,146,987
        1,000,000    AAA          First Florida Governmental Financing Commission Revenue,
                                     AMBAC-Insured, 5.750% due 7/1/16                                                    1,078,750
        3,400,000    AAA          Florida State Correctional Privatization Commission, COP, Youth
                                     Detention Facility, Series C, AMBAC-Insured, 5.000% due 8/1/17                      3,404,250
                                  Florida State Turnpike Authority, Turnpike Revenue, Department of
                                     Transportation, Series A, FGIC-Insured:
        4,040,000    AAA               5.000% due 7/1/13                                                                 4,151,100
        5,180,000    AAA               5.000% due 7/1/14                                                                 5,264,175
        8,985,000    AAA               5.000% due 7/1/15                                                                 9,097,312
        7,350,000    AA           Gainesville, FL Utilities Systems Revenue, Series A,
                                     5.200% due 10/1/22                                                                  7,451,063
        6,715,000    AAA          Halifax, FL Hospital Medical Center Revenue, Series A,
                                     MBIA-Insured, 5.250% due 10/1/15                                                    6,924,844
        6,190,000    AAA          Hillsborough County, FL Capital Improvement Program Revenue,
                                     Series A, MBIA-Insured, 5.125% due 7/1/22                                           6,251,900
        1,000,000    VMIG 1*      Hillsborough County, FL IDA, PCR, (Tampa Electric Co.),
                                     3.200% due 9/1/25(b)                                                                1,000,000
        2,000,000    AAA          Juniper Island, FL Utilities Systems Revenue,
                                     South Martin Regional Utility, MBIA-Insured, 5.000% due 10/1/18                     2,007,500
                                  Martin County, FL IDA, Indiantown Cogeneration:
       10,000,000    BBB-            Project A, 7.875% due 12/15/25(a)(c)                                               11,675,000
        6,010,000    BBB-            Project B, 8.050% due 12/15/25(c)                                                   7,076,775
        5,000,000    AAA          Orange County, FL Tourist Development Tax Revenue, MBIA-Insured,
                                     5.000% due 10/1/19                                                                  5,012,500
        6,500,000    Aaa*         Polk County, FL Utility Systems Revenue, Series A, FGIC-Insured,
                                     5.250% due 10/1/17                                                                  6,719,375
                                  Reedy Creek, FL Import District Utilities Revenue:
        8,200,000    AAA             Series C, AMBAC-Insured, 5.000% due 6/1/19                                          8,220,500
        3,830,000    AAA             Series 1, MBIA-Insured, 5.000% due 10/1/19                                          3,834,788


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
10                                       1998 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)                  August 31, 1998
================================================================================

====================================================================================================================================
     FACE
    AMOUNT           RATING                        SECURITY                                                               VALUE
====================================================================================================================================
Florida -- 4.5% (continued)
                                  Seminole County, FL School Board, COP, AMBAC-Insured, Series A:
$       4,000,000    AAA             5.000% due 7/1/17                                                                $  4,005,000
        4,425,000    AAA             5.000% due 7/1/19                                                                   4,436,063
                                  Tampa, FL Revenue Bonds, (Florida Aquarium Inc. Project),
                                     (Pre-Refunded--Escrowed with U.S. government securities
                                     to 5/1/02 Call @ 102):
        2,700,000    NR                7.550% due 5/1/12(d)                                                              3,081,375
        3,000,000    NR                7.750% due 5/1/27(a)(d)                                                           3,446,250
        2,000,000    AAA          Tampa, FL Revenue, Health Systems, Catholic Health, Series A-1,
                                     MBIA-Insured, 4.875% due 11/15/18                                                   1,965,000
        3,115,000    AAA          Tampa-Hillsborough County, FL Expressway Authority Revenue,
                                     AMBAC-Insured, 5.125% due 7/1/19                                                    3,153,938
        2,180,000    AAA          Village Center, FL Community Development District, Recreational
                                     Revenue, Series A, MBIA-Insured, 5.850% due 11/1/16                                 2,457,950
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       172,872,525
------------------------------------------------------------------------------------------------------------------------------------
Georgia -- 0.2%
          580,000    AA-          Brunswick, GA Housing Authority, Multi-Family Housing Revenue,
                                     Cypress Mill, FHA-Insured, 9.750% due 8/1/26                                          631,475
                                  Burke County, GA Development Authority, PCR,
                                     Georgia Power Co. Vogtle:
        4,000,000    VMIG 1*           2nd Series, 3.250% due 4/1/25(b)                                                  4,000,000
        4,800,000    VMIG 1*           3rd Series, 3.250% due 9/1/25(b)                                                  4,800,000
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         9,431,475
------------------------------------------------------------------------------------------------------------------------------------
Hawaii -- 0.1%
        3,000,000    AAA          Hawaii State GO, Series CP, FGIC-Insured, 5.000% due 10/1/17                           3,003,750
------------------------------------------------------------------------------------------------------------------------------------
Illinois -- 1.7%
        2,000,000    AAA          Chicago, IL GO, Series 1993, FGIC-Insured, 5.375% due 1/1/13                           2,062,500
       12,500,000    AAA          Chicago, IL O'Hare International Airport Revenue, Series C,
                                     MBIA-Insured, 5.000% due 1/1/18                                                    12,453,125
        3,000,000    AAA          Eastern Illinois University Revenue, Auxiliary Facilities Systems,
                                     AMBAC-Insured, 5.000% due 4/1/16                                                    2,988,750
        5,295,000    AAA          Illinois Developmental Finance Authority, Hospital Revenue,
                                     Sisters of St. Francis Health Service, MBIA-Insured,
                                     5.375% due 11/1/27                                                                  5,407,519
                                  Illinois Health Facilities Authority Revenue:
        2,000,000    AAA             Edward Obligation Group, Series A, AMBAC-Insured,
                                       5.250% due 2/15/17                                                                2,035,000
        6,680,000    AAA             Memorial Health Systems, MBIA-Insured, 5.250% due 10/1/18                           6,805,250
          500,000    AAA             Rockford Health Systems, AMBAC-Insured, 5.100% due 8/15/11                            516,250
        3,000,000    AAA             Sherman Health Systems, AMBAC-Insured,
                                       5.250% due 8/1/17                                                                 3,060,000
        3,790,000    AAA          Illinois State Civic Center, Special State Obligation, AMBAC-Insured,
                                     5.000% due 12/15/13                                                                 3,846,850
        3,000,000    AAA          Illinois State COP, Department of Central Management Services,
                                     Public Aid Building, MBIA-Insured, 5.650% due 7/1/17                                3,198,750
                                  Illinois State GO, FGIC-Insured:
        3,300,000    AAA             5.375% due 2/1/19                                                                   3,394,875
       14,375,000    AAA             5.250% due 12/1/20                                                                 14,626,562


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                     11

================================================================================
Schedule of Investments (unaudited) (continued)                  August 31, 1998
================================================================================

====================================================================================================================================
     FACE
    AMOUNT           RATING                        SECURITY                                                               VALUE
====================================================================================================================================
Illinois -- 1.7% (continued)
$       2,230,000    VMIG 1*      Madison County, IL Environmental Improvement Revenue,
                                     Shell Wood River Refining, 3.450% due 4/1/32(a)(c)                               $  2,230,000
        2,000,000    AAA          Springfield, IL GO, Series C, MBIA-Insured, 5.375% due 12/1/21                         2,052,500
        1,000,000    AAA          University of Illinois Revenue Bonds, Auxiliary Facilities Systems,
                                     MBIA-Insured, 5.375% due 10/1/13                                                    1,047,500
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        65,725,431
------------------------------------------------------------------------------------------------------------------------------------
Indiana -- 1.2%
        4,700,000    AAA          Avon, IN Community School Building Corp., First Mortgage,
                                     AMBAC-Insured, 5.250% due 1/1/22                                                    4,776,375
        6,310,000    AAA          Delaware County, IN Hospital Authority, Hospital Authority,
                                     Cardinal Health Systems, AMBAC-Insured, 5.000% due 8/1/16                           6,317,887
        1,135,000    VMIG 1*      Hammond, IN PCR, (Amoco Oil Co. Project), 3.300% due 2/1/22(b)                         1,135,000
        3,005,000    AAA          Indiana Bond Bank, State Revenue, Guarantee-State Revolving Fund,
                                     (Project A), 6.250% due 2/1/09                                                      3,305,500
                                  Indiana Health Facilities Financing Authority Hospital Revenue,
                                     Riverview Hospital:
          255,000    Baa1*             6.200% due 8/1/99                                                                   259,661
          305,000    Baa1*             6.500% due 8/1/01                                                                   322,537
          200,000    Baa1*             6.600% due 8/1/02                                                                   215,000
                                  Indiana Municipal Power Agency, Power Supply Systems Revenue,
                                     Special Obligation, 1st Crossover, Series B, MBIA-Insured:
        2,700,000    AAA               5.200% due 1/1/14                                                                 2,713,500
        2,775,000    AAA               5.250% due 1/1/15                                                                 2,788,875
                                  Mishawaka, IN School City, Multi-School Building Corp.:
        2,000,000    A               5.500% due 7/15/15                                                                  2,092,500
        3,000,000    A               5.300% due 7/15/18                                                                  3,045,000
       15,000,000    AAA          Rockport, IN PCR, (Michigan Power Co. Project), Series A,
                                     AMBAC-Insured, 6.550% due 6/1/25(a)                                                16,518,750
        1,900,000    AAA          Whiting, IN Industrial Sewer & Solid Waste Disposal Revenue,
                                     (Amoco Oil Co. Project), 3.450% due 1/1/26(b)(c)                                    1,900,000
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        45,390,585
------------------------------------------------------------------------------------------------------------------------------------
Iowa -- 0.1%
        5,300,000    AA           Polk County, IA Revenue, Catholic Health Initiatives, Series A,
                                     5.000% due 12/1/18                                                                  5,247,000
------------------------------------------------------------------------------------------------------------------------------------
Kansas -- 0.1%
        1,100,000    AA           Kansas State Development Finance Authority Revenue,
                                     Catholic Health Initiatives, Series J, 5.000% due 12/1/18                           1,097,250
        1,000,000    AAA          Wellington, KS Electric Waterworks & Sewer
                                     Utilities Systems Revenue, AMBAC-Insured, 5.200% due 5/1/23                         1,011,250
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         2,108,500
------------------------------------------------------------------------------------------------------------------------------------
Kentucky -- 0.2%
        7,520,000    AA           Kentucky Economic Development Finance Authority Revenue,
                                     Catholic Health Initiatives, Series A, 5.000% due 12/1/18                           7,444,800
------------------------------------------------------------------------------------------------------------------------------------
Louisiana -- 0.3%
        2,900,000    VMIG 1*      Louisiana State Offshore Terminal Authority, Deepwater Port Revenue,
                                     1st Stage A, Loop Inc., 3.200% due 9/1/08(b)                                        2,900,000


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
12                                       1998 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)                  August 31, 1998
================================================================================

====================================================================================================================================
     FACE
    AMOUNT           RATING                        SECURITY                                                               VALUE
====================================================================================================================================
Louisiana -- 0.3% (continued)
                                  Orleans Parish, LA Parishwide School District,
                                     Series A, FGIC-Insured:
$       1,680,000    Aaa*              5.125% due 9/1/14                                                               $ 1,711,500
        1,775,000    Aaa*              5.125% due 9/1/15                                                                 1,801,625
          300,000    A-1+         Plaquemines Parish, LA Environmental Revenue, BP Explosives &
                                     Oil, 3.500% due 10/1/24(b)(c)                                                         300,000
        3,865,000    AAA          Terrebonne Parish, LA Hospital Service District Number 1,
                                     Hospital Revenue, (Terrebonne General Medical Center Project),
                                     AMBAC-Insured, 5.350% due 4/1/17                                                    3,971,288
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        10,684,413
------------------------------------------------------------------------------------------------------------------------------------
Maine -- 0.3%
        5,000,000    AAA          Maine Health & Higher Education Facilities Authority Revenue,
                                     Series A, FSA-Insured, 5.000% due 7/1/18                                            5,006,250
        6,000,000    AAA          Maine Municipal Bond Bank, Series C, 5.350% due 11/1/18                                6,165,000
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        11,171,250
------------------------------------------------------------------------------------------------------------------------------------
Maryland -- 0.8%
                                  Baltimore, MD GO, Series A, FGIC-Insured:
        2,585,000    AAA             5.625% due 10/15/14                                                                 2,791,800
        2,745,000    AAA             5.750% due 10/15/15                                                                 3,074,400
        1,165,000    AAA             5.750% due 10/15/16                                                                 1,304,800
        2,000,000    AAA          Baltimore, MD Mortgage Revenue, (Northbrooke Apartments Project),
                                     GNMA-Collateralized, Series A, 6.350% due 1/20/21(a)                                2,160,000
        1,375,000    AAA          Charles County, MD Mortgage Revenue, (Holly Station Project),
                                     Series A, FHA-Insured, 6.450% due 5/1/26                                            1,476,406
          750,000    Aa2*         Maryland State Community Development Administration,
                                     Department of Housing & Community Development, Series C,
                                     5.550% due 7/1/27(c)                                                                  766,875
       56,000,000    NR           Maryland State Energy Financing Administration,
                                     Solid Waste Disposal Revenue, (Hagerstown Project),
                                     9.000% due 10/15/16(a)(c)(f)                                                       17,360,000
        1,750,000    Aa2*         Montgomery County, MD Housing Opportunities Community,
                                     Single-Family Mortgage Revenue, Series A, 5.750% due 7/1/13                         1,868,125
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        30,802,406
------------------------------------------------------------------------------------------------------------------------------------
Massachusetts -- 5.4%
        2,595,000    AAA          Boston, MA GO, Series B, FGIC-Insured, 5.250% due 4/1/15                               2,669,606
        2,200,000    AAA          Holyoke, MA GO, Series A, FSA-Insured, 5.500% due 6/15/16                              2,304,500
                                  Massachusetts Bay Transportation Authority, Series B,
                                     General Transportation System:
                                       AMBAC-Insured:
       20,380,000    AAA                 5.375% due 3/1/20                                                              20,889,500
       12,790,000    AAA                 5.375% due 3/1/25                                                              13,093,762
                                       FSA-Insured:
       15,000,000    AAA                 5.250% due 3/1/20                                                              15,262,500
       32,200,000    AAA                 5.250% due 3/1/26                                                              32,602,500
                                  Massachusetts Municipal Wholesale Electric Co., Power Supply
                                     System Revenue:
                                       Series A, AMBAC-Insured:
       11,900,000    AAA                 5.000% due 7/1/14                                                              11,974,375
        2,950,000    AAA                 5.000% due 7/1/17                                                               2,946,312


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                     13

================================================================================
Schedule of Investments (unaudited) (continued)                  August 31, 1998
================================================================================

====================================================================================================================================
     FACE
    AMOUNT           RATING                        SECURITY                                                               VALUE
====================================================================================================================================
Massachusetts -- 5.4% (continued)
$       9,435,000    AAA             Series B, MBIA-Insured, 5.000% due 7/1/17                                        $  9,423,206
        4,000,000    AA-          Massachusetts State GO, Construction Lien, Series C,
                                     5.250% due 8/1/16                                                                   4,100,000
                                  Massachusetts State Health and Educational Facilities
                                     Authority Revenue:
        2,000,000    A                 Hebrew Rehabilitation Center for Aged, Series C,
                                         5.250% due 7/1/17                                                               2,022,500
        1,970,000    AAA               Northeastern University, Series G, 5.000% due 10/1/17                             1,972,462
        9,500,000    AAA          Massachusetts State Housing Finance Agency,
                                     Housing Development, Series A, MBIA-Insured,
                                     5.300% due 12/1/17(a)                                                               9,654,375
                                  Massachusetts State Industrial Finance Agency Revenue:
       31,700,000    NR              Solid Waste Disposal Revenue, Massachusetts Recycling
                                       Association, Series A, 9.000% due 8/1/16(a)(c)(f)                                11,887,500
        1,765,000    AAA             Worcester Polytechnic Institute, MBIA-Insured,
                                       5.125% due 9/1/12                                                                 1,820,156
        5,000,000    AA           Massachusetts State Special Obligation Revenue, Series A,
                                     5.000% due 6/1/17                                                                   5,018,750
                                  Massachusetts State Water Resources Authority:
       27,785,000    AAA             MBIA-Insured, 5.000% due 12/1/25
                                     Series B:                                                                          27,611,344
        3,000,000    A                 5.500% due 3/1/17                                                                 3,105,000
        9,000,000    AAA               MBIA-Insured, 4.000% due 12/1/18                                                  7,852,500
        9,635,000    AAA               MBIA-Insured, 4.750% due 12/1/21                                                  9,261,644
        8,000,000    AAA             Series C, MBIA-Insured, 5.250% due 12/1/20                                          8,110,000
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       203,582,492
------------------------------------------------------------------------------------------------------------------------------------
Michigan -- 5.8%
        2,000,000    AAA          Battle Creek, MI Downtown Development Authority, MBIA-Insured,
                                     5.000% due 5/1/17                                                                   2,010,000
        4,000,000    AAA          Byron Center, MI Public Schools, GO, FSA-Insured,
                                     5.000% due 5/1/18                                                                   4,005,000
       18,000,000    AAA          Detroit & Wayne Counties, MI Stadium Authority Revenue,
                                     FGIC-Insured, 5.250% due 2/1/27                                                    18,225,000
        6,000,000    AAA          Ferris State University Revenue, AMBAC-Insured,
                                     5.000% due 10/1/18                                                                  6,007,500
        2,090,000    AAA          Grand Valley, MI State University Revenue, MBIA-Insured,
                                     5.250% due 10/1/17                                                                  2,163,150
        2,140,000    AAA          Ingham County, MI Building Authority, AMBAC-Insured,
                                     5.000% due 11/1/16                                                                  2,150,700
        1,200,000    AAA          Leslie, MI Public Schools, Ingham & Jackson Counties, GO,
                                     FGIC-Insured, 5.000% due 5/1/18                                                     1,201,500
       22,625,000    AA+          Michigan Municipal Board Authority, PCR, 5.125% due 10/1/20                           22,879,531
       39,340,000    AAA          Michigan Public Power Agency Revenue, (Belle River Project),
                                     Series A, MBIA-Insured, 5.250% due 1/1/18                                          39,880,925
                                  Michigan State Hospital Finance Authority Revenue:
        5,000,000    AAA             Botsford Obligation, Series A, MBIA-Insured,
                                       5.000% due 2/15/18                                                                4,968,750
        1,000,000    AAA             Mercy Health Services, AMBAC-Insured, Series R,
                                       5.375% due 8/15/16                                                                1,030,000


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
14                                       1998 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)                  August 31, 1998
================================================================================

====================================================================================================================================
     FACE
    AMOUNT           RATING                        SECURITY                                                               VALUE
====================================================================================================================================
Michigan -- 5.8% (continued)
$       4,000,000    AAA             Oakwood Obligation Group, Series A, FSA-Insured,
                                         5.000% due 8/15/18                                                           $  3,985,000
                                  Michigan State Housing Representatives, COP, AMBAC-Insured:
        5,145,000    AAA             5.000% due 8/15/16                                                                  5,119,275
        4,715,000    AAA             5.500% due 8/15/15                                                                  4,921,281
                                  Michigan State Strategic Fund:
        1,400,000    P-1*            PCR, (Consumers Power Project), 3.300% due 4/15/18(b)                               1,400,000
                                       Resource Recovery Limited Obligation Revenue,
                                       Central Wayne Energy, Series A:
        8,000,000    NR                  6.900% due 7/1/19(c)                                                            8,150,000
        3,000,000    NR                  7.000% due 7/1/27(c)                                                            3,056,250
       12,000,000    NR              Series B, 6.800% due 7/1/13(c)                                                     12,225,000
       56,625,000    NR           Midland County, MI Economic Development Corp., PCR,
                                     Subordinated Limited Obligation, Series B,
                                     9.500% due 7/23/09(a)(c)                                                           61,862,813
        3,000,000    AAA          Northern Michigan University Revenue, MBIA-Insured,
                                     5.125% due 12/1/20                                                                  3,045,000
        2,215,000    AAA          Redford, MI Unified School District, GO, AMBAC-Insured,
                                     5.125% due 5/1/18                                                                   2,234,381
        1,300,000    AAA          Rockford, MI Public Schools, GO, FGIC-Insured, 5.250% due 5/1/27                       1,316,250
        4,955,000    AA           Royal Oak, MI Hospital Finance Authority, Hospital Revenue,
                                     William Beaumont Hospital, 5.250% due 1/1/20                                        4,979,775
        1,000,000    AAA          South Lyon, MI Community Schools, FGIC-Insured,
                                     5.125% due 5/1/16                                                                   1,015,000
        3,900,000    A-1+         University of Michigan, University Revenues, Hospital Series A-2,
                                     3.300% due 12/1/24(b)                                                               3,900,000
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       221,732,081
------------------------------------------------------------------------------------------------------------------------------------
Minnesota -- 0.3%
                                  Hennepin County, MN Lease Revenue, COP:
        2,955,000    AA              5.000% due 11/15/14                                                                 3,003,019
        3,105,000    AA              5.000% due 11/15/15                                                                 3,143,813
        5,000,000    AA+          North St. Paul, MN ISD 622, Series A, 5.125% due 2/1/20                                5,037,500
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        11,184,332
------------------------------------------------------------------------------------------------------------------------------------
Mississippi -- 0.2%
        1,000,000    AAA          Harrison County, MS School District, State Aid Capital Improvement,
                                     FSA-Insured, 5.000% due 8/1/15                                                      1,008,750
        1,300,000    P-1          Jackson County, MS PCR, (Chevron U.S.A. Inc. Project),
                                     3.250% due 6/1/23(b)                                                                1,300,000
                                  Jackson, MS Municipal Airport Authority, Airport Revenue, Series A,
                                     AMBAC-Insured:
          385,000    AAA               5.000% due 12/1/12                                                                  394,625
          405,000    AAA               5.100% due 12/1/13                                                                  412,594
          425,000    AAA               5.125% due 12/1/14                                                                  432,437
          450,000    AAA               5.125% due 12/1/15                                                                  456,187
          470,000    AAA               5.125% due 12/1/16                                                                  474,700
          750,000    AAA               5.125% due 12/1/21                                                                  753,750


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                     15

================================================================================
Schedule of Investments (unaudited) (continued)                  August 31, 1998
================================================================================

====================================================================================================================================
     FACE
    AMOUNT           RATING                        SECURITY                                                               VALUE
====================================================================================================================================
Mississippi -- 0.2% (continued)
$       2,000,000    P-1*         Perry County, MS PCR, (Leaf River Forest Project),
                                     3.250% due 3/1/02(b)                                                              $ 2,000,000
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         7,233,043
------------------------------------------------------------------------------------------------------------------------------------
Missouri -- 1.5%
        4,750,000    AAA          Fenton, MO COP, (Capital Improvements Project), MBIA-Insured,
                                     5.125% due 9/1/17                                                                   4,815,312
       24,635,000    AAA          Kansas City, MO Municipal Assistance Corp., Series A,
                                     MBIA-Insured, 5.000% due 4/15/20                                                   24,635,000
                                  Missouri State Environmental Import & Energy Resource Authority,
                                     PCR, State Revolving Fund:
        3,380,000    Aa1*              Series A, 5.000% due 1/1/19                                                       3,396,900
                                       Series E:
        1,040,000    Aa1*                5.200% due 1/1/10                                                               1,098,500
        2,235,000    Aa1*                5.250% due 1/1/19                                                               2,290,875
                                  Poplar Bluff, MO Public Building Corp., Leasehold Revenue,
                                     MBIA-Insured:
        1,025,000    Aaa*              5.000% due 9/1/13                                                                 1,032,688
        4,475,000    Aaa*              5.100% due 9/1/18                                                                 4,491,781
                                  St. Louis, MO Board of Education, GO, Direct Deposit Program,
                                     FGIC-Insured:
        3,235,000    AAA               5.000% due 4/1/15                                                                 3,255,219
        3,790,000    AAA               5.000% due 4/1/17                                                                 3,804,213
        4,900,000    AAA          St. Louis, MO Regional Convention & Sports Complex Authority,
                                     AMBAC-Insured, 5.300% due 8/15/20                                                   4,991,875
                                  University of Missouri Health Facilities Revenue,
                                     University of Missouri Health Systems, Series A, AMBAC-Insured:
        2,560,000    AAA               5.000% due 11/1/18                                                                2,540,800
        1,000,000    AAA               5.125% due 11/1/28                                                                  997,500
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        57,350,663
------------------------------------------------------------------------------------------------------------------------------------
Montana -- 0.9%
       33,400,000    NR           Montana State Board, Resource Recovery Revenue, (Yellowstone
                                     Energy LP Project), 7.000% due 12/31/19(a)(c)                                      34,026,250
------------------------------------------------------------------------------------------------------------------------------------
Nebraska -- 0.4%
       14,300,000    AAA          Nebraska Public Power District Revenue, Electric System Revenue,
                                     Series A, MBIA-Insured, 5.250% due 1/1/28(a)                                       15,283,125
------------------------------------------------------------------------------------------------------------------------------------
Nevada -- 1.4%
                                  Clark County, NV GO, Series A, FGIC-Insured:
        6,035,000    AAA             5.000% due 6/1/15                                                                   6,102,894
        6,340,000    AAA             5.000% due 6/1/16                                                                   6,395,475
       20,000,000    AAA             5.000% due 6/1/19                                                                  19,950,000
       21,000,000    AAA          Clark County, NV Passenger Facility Charge Revenue, Las Vegas
                                     McCarran International, MBIA-Insured, 5.000% due 7/1/18                            20,973,750
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        53,422,119
------------------------------------------------------------------------------------------------------------------------------------
New Jersey -- 0.7%
        5,000,000    AAA          Casino Reinvestment Development Authority, Parking
                                     Fee Revenue, Series A, FSA-Insured, 5.250% due 10/1/16                              5,106,250


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
16                                       1998 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)                  August 31, 1998
================================================================================

====================================================================================================================================
     FACE
    AMOUNT           RATING                        SECURITY                                                               VALUE
====================================================================================================================================
New Jersey -- 0.7% (continued)
$       2,000,000    AAA          Hamilton Township, Atlantic County, NJ Municipal Utilities Authority,
                                     FGIC-Insured, 5.000% due 8/15/17                                                  $ 2,012,500
                                  Mercer County, NJ Improvement Authority Revenue, County Golf
                                     Course Project, FGIC-Insured:
        1,405,000    AAA               5.000% due 12/1/15                                                                1,415,537
          750,000    AAA               5.000% due 12/1/18                                                                  752,812
                                  Middlesex County, NJ COP, MBIA-Insured:
        1,280,000    AAA             5.000% due 6/15/12                                                                  1,307,200
        1,345,000    AAA             5.050% due 6/15/13                                                                  1,375,263
        1,410,000    AAA             5.100% due 6/15/14                                                                  1,438,200
                                  Monmouth County, NJ Improvement Authority Revenue,
                                     AMBAC-Insured:
        1,000,000    AAA               5.050% due 12/1/14                                                                1,020,000
          500,000    AAA               5.150% due 12/1/17                                                                  514,375
          300,000    A-1+         New Jersey EDA, Economic Development Revenue,
                                     Foreign Trade Zone Project, 3.100% due 12/1/07(b)                                     300,000
        2,500,000    Aaa*         New Jersey EDA Revenue, (Hillcrest Health Service Systems Project),
                                     AMBAC-Insured, 5.375 due 1/1/16                                                     2,590,625
                                  New Jersey Health Care Facilities Financing Authority Revenue:
        3,250,000    AAA             Cathedral Health Services, MBIA-Insured, 5.200% due 8/1/15                          3,335,313
                                     Rahway Hospital Obligation Group:
        2,500,000    BBB               5.000% due 7/1/08                                                                 2,525,000
        1,225,000    BBB               5.125% due 7/1/14                                                                 1,218,875
        1,250,000    A            New Jersey State Educational Facilities Authority Revenue, Stevens
                                     Institute of Technology, Series I, 5.000% due 7/1/18                                1,237,500
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        26,149,450
------------------------------------------------------------------------------------------------------------------------------------
New Mexico -- 0.1%
        3,480,000    Aaa*         Santa Fe, NM Single-Family Mortgage Revenue,
                                     FNMA & GNMA-Collateralized, 6.300% due 11/1/28(c)                                   3,697,500
------------------------------------------------------------------------------------------------------------------------------------
New York -- 10.8%
        1,710,000    AA           Housing Corp. of New York Revenue, 5.500% due 11/1/20                                  1,733,512
                                  Long Island Power Authority, NY Electrical Systems Revenue,
                                     Series A, FSA-Insured:
       33,000,000    AAA               5.000% due 12/1/15                                                               33,371,250
       56,120,000    AAA               5.125% due 12/1/16                                                               56,891,650
        9,185,000    AAA               5.300% due 12/1/19                                                                9,426,106
        5,500,000    AAA          Metropolitan Transportation Authority, NY Commuter Facilities
                                     Revenue, Series A, FSA-Insured, 5.000% due 7/1/23                                   5,493,125
        1,100,000    AA           Monroe County, NY Water Authority Revenue, 5.000% due 8/1/19                           1,100,000
        2,695,000    AAA          New York City, NY Education Construction Fund Revenue,
                                     AMBAC-Insured, 5.500% due 4/1/16                                                    2,849,963
        1,280,000    AAA          New York City, NY IDA, Civic Facilities Revenue, (Trinity Episcopal
                                     School Corp. Project ), MBIA-Insured, 5.250% due 6/15/17                            1,312,000
                                  New York City, NY Municipal Water Financing Authority,
                                     Water & Sewer Revenue:
       11,950,000    AAA               MBIA-Insured, 5.375% due 6/15/19                                                 12,218,875
        6,145,000    AAA               Series A, AMBAC-Insured, 5.125% due 6/15/22                                       6,198,769


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                     17

================================================================================
Schedule of Investments (unaudited) (continued)                  August 31, 1998
================================================================================

====================================================================================================================================
     FACE
    AMOUNT           RATING                        SECURITY                                                               VALUE
====================================================================================================================================
New York -- 10.8% (continued)
                                  New York City, NY Transitional Finance Authority Revenue,
                                     Future Tax Secured:
$       2,310,000    AA                Series A, 5.000% due 8/15/17                                                    $ 2,310,000
                                       Series C, FGIC-Insured:
        2,530,000    AAA                 5.000% due 5/1/16                                                               2,552,138
        9,165,000    AAA                 5.000% due 5/1/17                                                               9,222,281
                                  New York State Dormitory Authority:
                                     City University:
                                       Series A, FGIC-Insured:
        6,000,000    AAA                 5.375% due 7/1/14(a)                                                            6,225,000
       16,500,000    AAA                 Systems Constructions Second, 5.000% due 7/1/16                                16,623,750
        5,000,000    AAA               Series 2, MBIA-Insured, 6.250% due 7/1/19                                         5,643,750
        1,000,000    Aaa*            Culinary Institute, FHA/MBIA-Insured, 5.000% due 7/1/17                             1,010,000
        1,000,000    AAA             Fordham University, MBIA-Insured, 5.000% due 7/1/18                                 1,002,500
        8,000,000    AAA             Hospital Special Surgery, MBIA-Insured, 5.000% due 2/1/18                           7,980,000
                                     Iona College, MBIA-Insured:
          485,000    AAA               6.600% due 7/1/07                                                                   526,831
          420,000    AAA               6.600% due 7/1/08                                                                   455,175
          555,000    AAA               6.600% due 7/1/09                                                                   600,788
          540,000    AAA               6.700% due 7/1/10                                                                   585,900
                                     Mental Health Services Facilities Improvement, FSA-Insured:
        9,000,000    AAA               Series C, 5.125% due 8/15/17                                                      9,090,000
        2,000,000    AAA               Series D, 5.125% due 8/15/17                                                      2,020,000
       20,765,000    AAA             Montefiore Medical Center, AMBAC-Insured, 5.250% due 2/1/15                        21,154,344
        4,500,000    AAA             Municipal Health Facilities, Series A, FSA-Insured,
                                       5.500% due 5/15/24                                                                4,691,250
        5,000,000    AAA             North General Hospital, Series G, AMBAC-Insured,
                                       5.200% due 2/15/15                                                                5,081,250
                                     State University Educational Facilities:
        5,160,000    A*                5.000% due 5/15/13                                                                5,179,350
                                       Series A, MBIA-Insured:
        6,195,000    AAA                 5.000% due 5/15/15                                                              6,249,206
        7,030,000    AAA                 5.000% due 5/15/16                                                              7,082,725
       13,635,000    AAA                 5.000% due 5/15/17                                                             13,686,131
        5,265,000    AAA                 5.000% due 5/15/18                                                              5,271,581
       17,550,000    AAA                 5.000% due 5/15/20                                                             17,528,063
                                     University of Rochester, Series A, MBIA-Insured:
        3,915,000    AAA                 5.000% due 7/1/16                                                               3,949,256
        2,000,000    AAA                 5.000% due 7/1/17                                                               2,007,500
        2,000,000    AAA                 5.000% due 7/1/18                                                               2,002,500
        4,050,000    AAA             Wyndham Schools, Series C, AMBAC-Insured, 5.000% due 7/1/18                         4,039,875
                                  New York State Environmental Facilities Corp., State Clean Water
                                     & Drinking, Revolving Funds:
        5,520,000    Aa2*              Series C, 5.000% due 6/15/16                                                      5,533,800
       12,125,000    Aa2*              Series F, 5.000% due 6/15/15                                                     12,215,938
        2,000,000    A            New York State GO, 12.000% due 11/15/03                                                2,737,500
                                  New York State Local Government Assistance Corp., Series B,
                                     MBIA-Insured:
       12,090,000    AAA               4.750% due 4/1/15                                                                11,938,875
       18,000,000    AAA               4.875% due 4/1/20                                                                17,662,500


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
18                                       1998 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)                  August 31, 1998
================================================================================

====================================================================================================================================
     FACE
    AMOUNT           RATING                        SECURITY                                                               VALUE
====================================================================================================================================
New York -- 10.8% (continued)
$       6,000,000    AAA          New York State Medical Care Facilities, Financing Agency Revenue,
                                     FGIC-Insured, 5.250% due 2/15/19                                                 $  6,067,500
       13,895,000    Aa2*         New York State Mortgage Agency Revenue, Homeowner Mortgage,
                                     Series 72, 5.200% due 10/1/16                                                      14,033,950
       10,000,000    AAA          New York State Thruway Authority, Highway & Bridge Toll Road Fund,
                                     Series A, FGIC-Insured, 5.000% due 4/1/18                                          10,012,500
                                  New York State Urban Development Corp. Revenue:
        4,000,000    AAA             AMBAC-Insured, 5.250% due 1/1/18                                                    4,045,000
        3,250,000    AAA             FSA-Insured, 5.250% due 1/1/21                                                      3,282,500
        1,000,000    AAA          St. Lawrence County, NY Industrial Developmental Civic Facilities
                                     Revenue, St. Lawrence University Project, Series A, MBIA-Insured,
                                     5.375% due 7/1/18                                                                   1,040,000
                                  Triborough Bridge & Tunnel Authority of New York, General
                                     Purpose Revenue Bonds, Series A:
       10,000,000    Aa3*              5.200% due 1/1/20                                                                10,087,500
       12,000,000    Aa3*              5.000% due 1/1/24                                                                11,820,000
        1,100,000    AAA          Troy City, NY Municipal Assistance Corp., Series A, MBIA-Insured,
                                     5.000% due 1/15/16                                                                  1,105,500
                                  Yonkers, NY GO, FGIC-Insured:
        1,125,000    AAA             Series A, 5.000% due 9/1/14                                                         1,136,250
        2,000,000    AAA             Series B, 5.000% due 9/1/17                                                         1,987,500
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       409,073,207
------------------------------------------------------------------------------------------------------------------------------------
North Carolina -- 2.3%
        4,500,000    A2*          Carteret County, NC COP, (Elementary School Project),
                                     6.500% due 2/1/07                                                                   4,882,500
        1,000,000    AAA          Centennial Authority Hotel Tax Revenue, (Arena Project),
                                     FSA-Insured, 5.125% due 9/1/15                                                      1,031,250
        1,750,000    AAA          New Hanover County, NC COP, (New Hanover Project), MBIA-Insured,
                                     5.000% due 12/1/17                                                                  1,756,563
        3,000,000    AA           North Carolina Housing Finance Agency, Home Ownership,
                                     Series A-1, 5.350% due 1/1/17(c)                                                    3,033,750
        3,780,000    AA           North Carolina Medical Care, Community Health Care Facilities
                                     Revenue, (Carolina Medicorp Project), 5.125% due 5/1/16                             3,803,625
                                  North Carolina Medical Care Community Hospital Revenue:
                                     Gaston Health Care:
        2,000,000    A+                5.000% due 12/15/12                                                               2,007,500
        4,500,000    A+                5.000% due 2/15/19                                                                4,410,000
        6,000,000    AA-             Pitt County Memorial Hospital, Series A, 5.000% due 12/1/18                         5,917,500
                                  North Carolina Municipal Power Agency, Catawaba Electric Revenue,
                                     Series A:
       16,755,000    AAA               AMBAC-Insured, 5.375% due 1/1/20(a)                                              17,236,706
                                       MBIA-Insured:
        8,860,000    AAA                 5.125% due 1/1/15                                                               9,059,350
       18,850,000    AAA                 5.125% due 1/1/17                                                              19,179,875
       15,000,000    AAA                 5.125% due 1/1/17                                                              15,281,250
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        87,599,869
------------------------------------------------------------------------------------------------------------------------------------


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                     19

================================================================================
Schedule of Investments (unaudited) (continued)                  August 31, 1998
================================================================================

====================================================================================================================================
     FACE
    AMOUNT           RATING                        SECURITY                                                               VALUE
====================================================================================================================================
North Dakota -- 0.5%
$       1,000,000    AAA          Fargo, ND Water Revenue, MBIA-Insured, 5.125% due 1/1/14                             $ 1,025,000
       18,500,000    AAA          Oliver County, ND PCR, Square Butte Electrical Co-op, Series A,
                                     AMBAC-Insured, 5.300% due 1/1/27                                                   18,823,750
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        19,848,750
------------------------------------------------------------------------------------------------------------------------------------
Ohio -- 4.2%
                                  Akron, Bath and Copley, OH Joint Township, Hospital Revenue
                                     Bonds, Akron General Medical Center Project, AMBAC-Insured:
       14,630,000    AAA               5.375% due 1/1/17(a)                                                             15,324,925
       18,000,000    AAA               5.375% due 1/1/22                                                                18,607,500
        3,000,000    Aaa*         Akron-Summit County, OH Public Library, GO, Series A, FGIC-Insured,
                                     5.000% due 12/1/15                                                                  3,030,000
        8,375,000    AAA          Akron, OH Economic Development, MBIA-Insured,
                                     5.000% due 12/1/18                                                                  8,406,406
        3,500,000    AA-          Akron, OH GO, 5.000% due 12/1/18                                                       3,508,750
        1,000,000    Aaa*         Brecksville-Broadview Heights, OH City School District, FGIC-Insured,
                                     6.500% due 12/1/16                                                                  1,146,250
       12,950,000    AAA          Butler County, OH Transportation Improvement District, Series A,
                                     FSA-Insured, 5.125% due 4/1/17                                                     13,209,000
                                  Clermont County, OH Hospital Facility Revenue, Mercy Health
                                     Systems, Series B, AMBAC-Insured:
        3,415,000    AAA               5.625% due 9/1/16                                                                 3,636,975
        1,000,000    AAA               5.625% due 9/1/21                                                                 1,058,750
                                  Cleveland, OH Waterworks Revenue, Refunding & Improvement,
                                     First Mortgage, Series H, MBIA-Insured:
        1,000,000    AAA               5.625% due 1/1/13                                                                 1,072,500
        1,000,000    AAA               5.700% due 1/1/14                                                                 1,108,750
                                  Cuyahoga County, OH Hospital Revenue, Metrohealth System,
                                     MBIA-Insured:
        1,000,000    AAA               5.375% due 2/15/12                                                                1,056,250
        1,000,000    AAA               5.625% due 2/15/17                                                                1,065,000
                                       Series A:
        5,180,000    AAA                 5.500% due 2/15/12(a)                                                           5,659,150
        5,050,000    AAA                 5.125% due 2/15/13(a)                                                           5,182,562
        6,680,000    AAA                 5.125% due 2/15/15                                                              6,813,600
        3,025,000    AAA                 5.125% due 2/15/16                                                              3,089,281
        4,890,000    AAA                 5.125% due 2/15/17                                                              4,981,687
       13,935,000    AAA                 5.250% due 2/15/19                                                             14,196,281
        3,000,000    AAA          Cuyahoga County, OH Port Authority Revenue, Rock & Roll Hall of
                                     Fame, AMBAC-Insured, 5.400% due 12/1/15                                             3,131,250
        4,065,000    AAA          Franklin County, OH Convention Facilities Authority, Tax & Lease
                                     Revenue Anticipation Bonds, MBIA-Insured, 5.000% due 12/1/17                        4,100,569
        5,000,000    Aaa*         Greater Cleveland Regional Transportation Authority, OH GO,
                                     FGIC-Insured, 5.000% due 12/1/18                                                    5,006,250
        1,520,000    Aa3*         Lakewood, OH GO, 5.125% due 12/1/17                                                    1,533,300
        3,000,000    Aaa*         Medina, OH City School District, GO, FGIC-Insured,
                                     5.000% due 12/1/18                                                                  3,003,750
          850,000    Aaa*         Mount Vernon, OH Water System Improvement, AMBAC-Insured,
                                     5.125% due 12/1/18                                                                    859,563


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
20                                       1998 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)                  August 31, 1998
================================================================================

====================================================================================================================================
     FACE
    AMOUNT           RATING                        SECURITY                                                               VALUE
====================================================================================================================================
Ohio -- 4.2% (continued)
$       2,095,000    AAA          Northwest, OH Local School District, GO, FGIC-Insured,
                                     5.150% due 12/1/22                                                               $  2,118,569
                                  Ohio State Building Authority, State Facilities,
                                     Administration Building Fund Projects, Series A:
        5,675,000    AA-               5.000% due 4/1/15                                                                 5,731,750
        2,725,000    AA-               5.000% due 10/1/15                                                                2,752,250
        5,010,000    AA-               5.000% due 4/1/16                                                                 5,047,575
        1,500,000    NR           Ohio State Solid Waste Revenue, Republic Engineered Steels Inc.,
                                     9.000% due 6/1/21(c)                                                                1,678,125
        2,670,000    AAA          Ohio State Water Development Authority Revenue, Water
                                     Development, Fresh Water Series, FSA-Insured,
                                     5.000% due 12/1/16                                                                  2,693,363
        2,955,000    AAA          Parma, OH GO, Series A, FGIC-Insured, 5.000% due 12/1/18                               2,958,694
        1,585,000    AAA          Twinsburg, OH Local School District, FGIC-Insured,
                                     5.900% due 12/1/21                                                                  1,731,613
                                  University of Akron, OH General Revenue, AMBAC-Insured:
        1,000,000    AAA             5.125% due 1/1/11                                                                   1,040,000
        1,000,000    AAA             5.125% due 1/1/12                                                                   1,032,500
        2,525,000    AAA             5.250% due 1/1/22                                                                   2,572,344
        1,000,000    Aa2*         Upper Arlington, OH GO, Series B, 4.875% due 12/1/17                                     990,000
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       160,135,082
------------------------------------------------------------------------------------------------------------------------------------
Oklahoma -- 0.8%
                                  Oklahoma State Turnpike Authority, Turnpike Revenue, Series A,
                                    FGIC-Insured:
       10,545,000    AAA               5.000% due 1/1/14                                                                10,755,900
       12,140,000    AAA               5.000% due 1/1/15                                                                12,337,275
        4,500,000    AAA               5.000% due 1/1/18                                                                 4,539,375
        1,975,000    AA           Tulsa, OK Industrial Authority, Hospital Revenue, St. John's Medical
                                     Center, 6.250% due 2/15/17                                                          2,137,938
        1,000,000    AA-          Woods County, OK IDA, Revenue Refunding, (Cargill Inc. Project),
                                     6.250% due 10/1/14                                                                  1,100,000
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        30,870,488
------------------------------------------------------------------------------------------------------------------------------------
Oregon -- 0.4%
                                  Clackamas & Washington Counties, OR School District No. 003,
                                     FGIC-Insured:
        2,860,000    AAA               5.000% due 6/1/15                                                                 2,892,175
        3,555,000    AAA               5.000% due 6/1/16                                                                 3,586,106
        1,685,000    AAA               5.000% due 6/1/17                                                                 1,693,425
        6,950,000    AA           Oregon State GO, Series B, 6.375% due 8/1/24(a)                                        7,575,500
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        15,747,206
------------------------------------------------------------------------------------------------------------------------------------
Pennsylvania -- 3.5%
                                  Allegheny County, PA Airport Revenue, Pittsburgh International
                                     Airport, Series B, MBIA-Insured:
        5,000,000    AAA               5.000% due 1/1/17                                                                 5,006,250
        6,500,000    AAA               5.000% due 1/1/19                                                                 6,483,750
       14,300,000    AAA          Altoona, PA City Authority Water Revenue, FGIC-Insured,
                                     5.000% due 11/1/19                                                                 14,264,250


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                     21

================================================================================
Schedule of Investments (unaudited) (continued)                  August 31, 1998
================================================================================

====================================================================================================================================
     FACE
    AMOUNT           RATING                        SECURITY                                                               VALUE
====================================================================================================================================
Pennsylvania -- 3.5% (continued)
                                  Delaware County, PA Interboro School District, GO, MBIA-Insured:
$         985,000    AAA             5.150% due 8/15/13                                                                $ 1,010,856
          935,000    AAA             5.200% due 8/15/14                                                                    959,544
        1,150,000    AAA             5.300% due 8/15/17                                                                  1,180,187
        1,600,000    AAA             5.375% due 8/15/22                                                                  1,642,000
                                  Fairview, PA School District, GO, FGIC-Insured:
        2,620,000    AAA             5.200% due 2/15/15                                                                  2,678,950
        3,345,000    AAA             5.000% due 2/15/18                                                                  3,349,181
        5,000,000    AAA          Gettysburg, PA Municipal Authority, College Revenue, MBIA-Insured,
                                     5.000% due 8/15/18                                                                  5,000,000
        4,835,000    Aaa*         Lehigh County, PA General Purpose Authority Revenues,
                                     Lehigh Valley Health Network, Series A, MBIA-Insured,
                                     5.000% due 7/1/18                                                                   4,810,825
        3,240,000    AAA          Lewisburg, PA Area School District, MBIA-Insured,
                                     5.125% due 3/15/18                                                                  3,268,350
        1,290,000    Aaa*         Lower Bucks County, PA Joint Municipal Authority,
                                     Sewer & Water Revenue, FSA-Insured, 5.000% due 11/15/17                             1,291,612
        6,000,000    AAA          Montgomery County, PA Higher Education & Health Authority
                                     Revenue, Holy Redeemer Health, Series A, 5.250% due 10/1/17                         6,120,000
                                  Owen J. Roberts School District, Series A, MBIA-Insured:
        1,515,000    AAA             5.200% due 5/15/12                                                                  1,566,131
        1,570,000    AAA             5.250% due 5/15/13                                                                  1,626,913
        1,670,000    AAA             5.300% due 5/15/14                                                                  1,724,275
                                  Pennsylvania Economic Development Financing Authority Revenue,
                                     (Northampton Generating Project), Series C:
        2,000,000    NR                6.875% due 1/1/11(c)                                                              2,077,500
       12,000,000    NR                6.950% due 1/1/21(a)(c)                                                          12,480,000
                                  Pennsylvania State University:
                                     Series A:
        3,430,000    AA-               5.000% due 8/15/15                                                                3,455,725
        3,660,000    AA-               5.000% due 8/15/16                                                                3,673,725
        3,845,000    AA-               5.000% due 8/15/17                                                                3,840,194
        4,045,000    AA-               5.000% due 8/15/18                                                                4,014,663
                                     Series B:
        1,035,000    AA-               5.000% due 8/15/15                                                                1,038,881
        1,090,000    AA-               5.000% due 8/15/16                                                                1,094,088
                                  Philadelphia, PA School District, GO, Series B, AMBAC-Insured:
        1,000,000    AAA             5.000% due 4/1/10                                                                   1,032,500
        1,000,000    AAA             5.000% due 4/1/11                                                                   1,026,250
        1,000,000    AAA             5.000% due 4/1/12                                                                   1,018,750
        3,310,000    AAA             5.250% due 4/1/17                                                                   3,380,338
        2,220,000    AAA             5.375% due 4/1/19                                                                   2,278,275
        7,825,000    AAA          Philadelphia, PA Water & Wastewater Revenue, Series A,
                                     AMBAC-Insured, 5.000% due 8/1/14                                                    7,913,031
        5,000,000    AAA          Pittsburgh, PA GO, 1997 Maturity 2015 & 2018, AMBAC-Insured,
                                     5.250% due 9/1/18                                                                   5,093,750
        7,225,000    AAA          Pittsburgh, PA Water & Sewer Authority, Water & Sewer
                                     Systems Revenue, Series C, FSA-Insured, 5.000% due 9/1/17                           7,243,063
                                  Saint Mary's Hospital Authority, Bucks County
                                     Catholic Health Initiatives, Series A:
        2,680,000    AA                5.375% due 12/1/12                                                                2,800,600


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
22                                       1998 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)                  August 31, 1998
================================================================================

====================================================================================================================================
     FACE
    AMOUNT           RATING                        SECURITY                                                               VALUE
====================================================================================================================================
Pennsylvania-- 3.5% (continued)
$       5,000,000    AA                5.000% due 12/1/18                                                             $  4,931,250
        3,100,000    AAA          Scranton, PA School District, GO, AMBAC-Insured,
                                     5.000% due 4/1/17                                                                   3,115,500
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       133,491,157
------------------------------------------------------------------------------------------------------------------------------------
Puerto Rico -- 0.1%
        5,000,000    AAA          Puerto Rico Industrial, Tourist, Educational, Medical, &
                                     Environmental Control Facilities, Inter American University,
                                     Series A, MBIA-Insured, 5.000% due 10/1/18                                          5,050,000
------------------------------------------------------------------------------------------------------------------------------------
South Carolina -- 1.3%
                                  Beaufort County, SC Hospital Facilities Revenue, Beaufort County
                                     Memorial Hospital, AMBAC-Insured:
        5,330,000    AAA               5.000% due 12/1/12                                                                5,429,937
        2,000,000    AAA               5.000% due 12/1/17                                                                2,017,500
        3,250,000    VMIG 1*      Berkeley County, SC Pollution Control Facilities Revenue,
                                     (Amoco Chemical Co. Project, 3.300% due 7/1/12(b)                                   3,250,000
                                  Berkeley County, SC School District, COP:
        3,000,000    AAA             Berkeley School Facilities Group Inc., AMBAC-Insured,
                                       5.000% due 2/1/16                                                                 3,003,750
        2,625,000    AAA             MBIA-Insured, 5.250% due 2/1/16                                                     2,690,625
                                  Citadel Military College Revenue, AMBAC-Insured:
        3,000,000    AAA             5.125% due 4/1/15                                                                   3,063,750
        3,115,000    AAA             5.125% due 4/1/17                                                                   3,173,406
        1,585,000    AAA          Hilton Head Public Service District Number 1, Waterworks &
                                     Sewer Systems Revenue, FSA-Insured, 5.000% due 12/1/18                              1,588,962
                                  Lexington County, SC Health Services District Inc.,
                                     Hospital Revenue, Refunding & Improvement, FSA-Insured:
        7,310,000    AAA               5.250% due 11/1/17                                                                7,465,337
        5,000,000    AAA               5.125% due 11/1/26                                                                5,025,000
                                  Piedmont Municipal Power Agency, Electric Revenue,
                                     Series A, MBIA-Insured:
        5,300,000    AAA               5.000% due 1/1/15                                                                 5,339,750
        7,015,000    AAA               4.875% due 1/1/17                                                                 6,936,081
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        48,984,098
------------------------------------------------------------------------------------------------------------------------------------
Tennessee -- 1.1%
                                  Chattanooga, TN Health, Educational & Housing Facility Board,
                                     Mortgage Revenue, Red Bank Health Care, FHA-Insured:
           30,000    A                 11.250% due 2/1/00                                                                   32,775
           90,000    A                 11.250% due 8/1/00                                                                  101,137
          100,000    A                 11.250% due 2/1/01                                                                  115,125
          105,000    A                 11.250% due 8/1/01                                                                  124,031
          110,000    A                 11.250% due 2/1/02                                                                  132,688
          115,000    A                 11.250% due 8/1/02                                                                  141,881
          120,000    A                 11.250% due 2/1/03                                                                  150,600
          130,000    A                 11.250% due 8/1/03                                                                  166,562
          135,000    A                 11.250% due 2/1/04                                                                  174,825
          145,000    A                 11.250% due 8/1/04                                                                  191,219
          150,000    A                 11.250% due 2/1/05                                                                  201,187
          180,000    A                 11.250% due 8/1/05                                                                  245,475


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                     23

================================================================================
Schedule of Investments (unaudited) (continued)                  August 31, 1998
================================================================================

====================================================================================================================================
     FACE
    AMOUNT           RATING                        SECURITY                                                               VALUE
====================================================================================================================================
Tennessee -- 1.1% (continued)
                                  Hardeman County, TN Correctional Facilities Corp.:
$       1,200,000    NR              6.900% due 8/1/03                                                                 $ 1,266,000
       11,000,000    NR              7.750% due 8/1/17                                                                  12,347,500
        6,000,000    AA           Metropolitan Government of Nashville & Davidson County,
                                     Electrical Revenue, Series A, 5.125% due 5/15/15                                    6,112,500
                                  Shelby County, TN Health, Educational & Housing Facilities Board,
                                     Hospital Revenue, Methodist Health System, MBIA-Insured:
        2,445,000    AAA               5.200% due 8/1/13                                                                 2,521,406
        1,465,000    AAA               5.250% due 8/1/14                                                                 1,510,781
        4,885,000    AAA               5.300% due 8/1/15                                                                 5,043,763
        7,755,000    AAA          Tennessee State GO, Series B, 5.500% due 5/1/23(a)                                     8,191,219
                                  Wilson County, TN COP, FSA-Insured:
          720,000    AAA             5.100% due 3/30/11                                                                    740,700
          755,000    AAA             5.150% due 3/30/12                                                                    779,538
          795,000    AAA             5.200% due 3/30/13                                                                    820,838
          835,000    AAA             5.250% due 3/30/14                                                                    862,138
        1,250,000    AAA             5.250% due 3/30/18                                                                  1,276,563
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        43,250,451
------------------------------------------------------------------------------------------------------------------------------------
Texas -- 19.7%
                                  Amarillo, TX Health Facilities Corp., Baptist St. Anthony's
                                     Hospital Corp., FSA-Insured:
        4,000,000    Aaa*              5.500% due 1/1/16                                                                 4,285,000
        2,000,000    Aaa*              5.000% due 1/1/22                                                                 1,972,500
        7,335,000    Aaa*         Arlington, TX ISD, GO, PSFG, 4.750% due 2/15/22                                        7,041,600
                                  Austin, TX Utility Systems Revenue, FSA-Insured:
        5,160,000    AAA             5.125% due 11/15/16                                                                 5,243,850
        3,500,000    AAA             5.125% due 11/15/17                                                                 3,556,875
                                  Austin, TX Water, Sewer & Electric Authority Revenue Bonds:
       46,090,000    A*              14.000% due 11/15/01                                                               54,559,037
          740,000    A*              Pre-Refunded--Escrowed with U.S. government securities
                                       to 5/15/99 Call @ 100, 14.000% due 11/15/01(d)                                      789,025
          690,000    A*              Pre-Refunded--Escrowed with U.S. government securities to
                                       various call dates (5/15/98 to 11/15/01) Call @ 100,
                                       14.000% due 11/15/01(d)                                                             781,425
                                  Bedford, TX GO, FSA-Insured:
        1,000,000    Aaa*            5.125% due 2/1/15                                                                   1,018,750
        1,000,000    Aaa*            5.125% due 2/1/16                                                                   1,016,250
        1,000,000    Aaa*            5.250% due 2/1/17                                                                   1,021,250
        1,000,000    Aaa*            5.250% due 2/1/18                                                                   1,017,500
                                  Bell County, TX Health Facilities Development Corp. Revenue,
                                     Cook Childrens' Medical, FSA-Insured:
        1,575,000    AAA               5.000% due 12/1/12                                                                1,598,625
        1,660,000    AAA               5.100% due 12/1/13                                                                1,691,125
        1,745,000    AAA               5.125% due 12/1/14                                                                1,773,356
        1,840,000    AAA               5.200% due 12/1/15                                                                1,879,100
        2,000,000    AAA               5.200% due 12/1/16                                                                2,037,500
        2,155,000    AAA               5.250% due 12/1/18                                                                2,187,325
        2,570,000    AAA          Bexar County, TX Health Facilities Development Corp. Revenue,
                                     Baptist Health System, Series A, MBIA-Insured,
                                     5.250% due 11/15/27                                                                 2,592,487


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
24                                       1998 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)                  August 31, 1998
================================================================================

====================================================================================================================================
     FACE
    AMOUNT           RATING                        SECURITY                                                               VALUE
====================================================================================================================================
Texas -- 19.7% (continued)
$       4,250,000    AAA          Brazos County, TX Health Facility, Series B, MBIA-Insured,
                                     5.375% due 1/1/28                                                                 $ 4,340,312
        1,000,000    BBB          Brazos River Authority, PCR, Utilities Electric Co.,
                                     Series C, 5.550% due 6/1/30(c)                                                      1,007,500
                                  Brazos River Authority Revenue, Houston Industries Inc. Project:
       28,150,000    AAA             Series C, AMBAC-Insured, 5.125% due 5/1/19                                         28,290,750
       10,000,000    AAA             Series D, MBIA-Insured, 4.900% due 10/1/15                                         10,050,000
                                  Brownsville, TX GO, FGIC-Insured:
          250,000    AAA             5.100% due 2/15/12                                                                    256,875
          540,000    AAA             5.150% due 2/15/13                                                                    554,850
          690,000    AAA             5.200% due 2/15/15                                                                    707,250
          650,000    AAA             5.000% due 2/15/18                                                                    648,375
        6,750,000    AAA          Brownsville, TX Utilities Systems Revenue, AMBAC-Insured,
                                     5.250% due 9/1/20                                                                   6,842,812
        4,075,000    AAA          Burkburnett, TX ISD, GO, PSFG, 5.000% due 2/15/18                                      4,064,813
                                  Burleson, TX ISD, PSFG:
        4,795,000    Aaa*            6.750% due 8/1/24                                                                   5,424,344
       11,740,000    NR              Pre-Refunded--Escrowed with U.S. government securities to
                                       8/1/06 Call @ 100, 6.750% due 8/1/24(d)                                          13,691,775
        1,570,000    AAA          Carrollton, TX ISD, GO, PSFG, 5.000% due 2/15/19                                       1,564,112
                                  Conroe, TX ISD, PSFG:
        3,000,000    AAA             Series A, 5.600% due 2/15/21                                                        3,146,250
                                     Series B:
        1,000,000    AAA               5.450% due 2/15/15                                                                1,046,250
        1,075,000    AAA               5.450% due 2/15/16                                                                1,118,000
                                  Copperas Cove Island, TX ISD, PSFG Refunding:
        1,960,000    AAA             5.600% due 2/1/13                                                                   2,065,350
        2,035,000    AAA             5.600% due 2/1/14                                                                   2,136,750
                                  Cypress-Fairbanks, TX ISD, GO, PSFG:
        4,055,000    AAA             5.000% due 2/15/16                                                                  4,080,344
        4,390,000    AAA             5.000% due 2/15/18                                                                  4,379,025
                                  Del Valle, TX ISD, GO, PSFG:
        2,875,000    AAA             5.100% due 2/1/13                                                                   2,939,687
        3,025,000    AAA             5.125% due 2/1/14                                                                   3,085,500
        3,185,000    AAA             5.150% due 2/1/15                                                                   3,244,719
        7,000,000    AAA             5.000% due 2/1/18                                                                   6,982,500
        5,850,000    AAA          Edinburg, TX ISD, Public Facilities Corp., Lease Revenue,
                                     AMBAC-Insured, 5.000% due 8/15/19                                                   5,864,625
        3,000,000    AAA          Elgin, TX ISD, GO, PSFG, 5.200% due 10/1/18                                            3,041,250
                                  El Paso County, TX Community College District Revenue,
                                     AMBAC-Insured, Series B:
        1,720,000    AAA               5.125% due 4/1/12                                                                 1,767,300
        1,000,000    AAA               5.125% due 4/1/15                                                                 1,017,500
        1,545,000    AAA               5.125% due 4/1/19                                                                 1,562,381
                                  El Paso County, TX GO, FGIC-Insured:
        1,485,000    AAA             5.000% due 2/15/14                                                                  1,503,562
        2,355,000    AAA             5.000% due 2/15/18                                                                  2,349,112


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                     25

================================================================================
Schedule of Investments (unaudited) (continued)                  August 31, 1998
================================================================================

====================================================================================================================================
     FACE
    AMOUNT           RATING                        SECURITY                                                               VALUE
====================================================================================================================================
Texas -- 19.7% (continued)
$       1,215,000    AAA          Fort Bend County, TX Levee Improvement District No. 011,
                                     MBIA-Insured, 5.875% due 3/1/13                                                   $ 1,303,087
                                  Fort Worth, TX Higher Education Finance Corp., Higher Education
                                     Revenue, (Texas Christian University Project):
        2,690,000    AA-               4.875% due 3/15/12                                                                2,703,450
        2,825,000    AA-               4.875% due 3/15/13                                                                2,828,531
        3,000,000    AA-               5.000% due 3/15/17                                                                2,996,250
        2,000,000    AA-               5.000% due 3/15/20                                                                1,972,500
        2,800,000    AA           Fort Worth, TX Water & Sewer Revenue, Refunding & Improvement,
                                     5.000% due 2/15/18                                                                  2,803,500
          400,000    VMIG 1*      Guadalupe-Blanco River Authority, PCR, Central Power &
                                     Lighting Co. Project, 3.300% due 11/1/15(b)                                           400,000
                                  Gulf Coast Waste Disposal Authority, (Amoco Oil Co. Project):
        1,000,000    VMIG 1*         Environmental Facilities Revenue, 3.450% due 1/1/26(b)(c)                           1,000,000
        1,400,000    VMIG 1*         PCR, 3.200% due 10/1/17(b)                                                          1,400,000
        3,300,000    VMIG 1*      Gulf Coast Waste Disposal Authority, PCR, (Exxon Project),
                                     3.300% due 6/1/20(b)                                                                3,300,000
                                  Gulf Coast Water Authority, Water Systems Contract Revenue,
                                     South Project, Series A, FSA-Insured:
        1,055,000    AAA               5.000% due 8/15/16                                                                1,056,319
        2,085,000    AAA               5.000% due 8/15/17                                                                2,074,575
        2,135,000    AAA               5.000% due 8/15/18                                                                2,124,325
        1,600,000    AAA               5.000% due 8/15/22                                                                1,580,000
                                  Harris County, TX Industrial Development Corp.:
        1,700,000    A-1+            Exxon Project, PCR, 3.300% due 8/15/27(b)(c)                                        1,700,000
        1,000,000    Aa3*            IDR, Cargill Inc., 7.000% due 10/1/15                                               1,108,750
        6,500,000    A-1+            PCR, 3.250% due 3/1/24(b)                                                           6,500,000
        5,000,000    A-1+            Shell Oil Co. Project, 3.350% due 4/1/27(b)                                         5,000,000
                                  Harris County, TX Toll Road Revenue:
        5,800,000    AA              5.100% due 8/15/15                                                                  5,872,500
       12,155,000    AA              5.125% due 8/15/17                                                                 12,230,969
       28,670,000    AA              5.000% due 8/15/21                                                                 28,275,787
       23,820,000    AAA             FGIC-Insured, 5.375% due 8/15/20                                                   24,355,950
       14,200,000    AAA             MBIA-Insured, 5.125% due 8/15/17                                                   14,413,000
        8,520,000    AAA          Houston, TX Airport System Revenue, FGIC-Insured,
                                     5.125% due 7/1/22                                                                   8,594,550
                                  Houston, TX Community College System Revenue:
                                     MBIA-Insured:
        1,705,000    AAA               5.600% due 4/15/14                                                                1,809,431
        3,295,000    AAA               5.650% due 4/15/15                                                                3,496,819
                                     Student Fee, AMBAC-Insured:
        1,315,000    AAA               5.000% due 4/15/15                                                                1,326,506
        1,380,000    AAA               5.000% due 4/15/16                                                                1,388,625
        1,450,000    AAA               5.000% due 4/15/17                                                                1,459,063
        1,520,000    AAA               5.000% due 4/15/18                                                                1,523,800
                                  Houston, TX GO, Series A:
        7,445,000    AA-             5.000% due 3/1/13                                                                   7,584,594
        3,000,000    AA-             5.000% due 3/1/16                                                                   3,011,250
        5,485,000    AA-             5.000% due 3/1/17                                                                   5,491,856
        5,760,000    AA-             5.000% due 3/1/18                                                                   5,745,600


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
26                                       1998 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)                  August 31, 1998
================================================================================

====================================================================================================================================
     FACE
    AMOUNT           RATING                        SECURITY                                                               VALUE
====================================================================================================================================
Texas -- 19.7% (continued)
                                  Houston, TX Water & Sewer Revenue, FGIC-Insured:
                                     Series A:
$       6,095,000    AAA               5.250% due 12/1/21                                                             $  6,194,044
       25,195,000    AAA               5.250% due 12/1/22                                                               25,635,912
       29,000,000    AAA               5.250% due 12/1/25                                                               29,398,750
       13,895,000    AAA             Series C, 5.250% due 12/1/22                                                       14,120,794
        9,615,000    AAA             Series D, 5.000% due 1/1/18                                                         9,639,037
                                  Kilgore, TX ISD, GO, PSFG:
          525,000    Aaa*            5.400% due 2/15/14                                                                    545,344
          400,000    Aaa*            5.375% due 2/15/15                                                                    414,000
                                  Killeen, TX ISD, GO, PSFG:
        1,275,000    AAA             5.000% due 2/15/16                                                                  1,282,969
        7,500,000    AAA             5.000% due 2/15/18                                                                  7,481,250
                                  La Porte, TX ISD, GO, PSFG:
          500,000    AAA             5.500% due 2/15/14                                                                    528,750
          500,000    AAA             5.500% due 2/15/15                                                                    527,500
          500,000    AAA             5.500% due 2/15/16                                                                    523,750
          880,000    AAA             5.250% due 2/15/19                                                                    894,300
        1,600,000    AAA          Lockhart, TX ISD, GO, PSFG, 5.000% due 8/1/22                                          1,592,000
        1,700,000    VMIG 1*      Lubbock, TX Health Facilities Development Corp. Revenue,
                                     St. Joseph Health Systems, 3.250% due 7/1/13(b)                                     1,700,000
                                  Manor, TX ISD, GO, PSFG:
        1,185,000    AAA             5.100% due 8/1/14                                                                   1,207,219
        1,235,000    AAA             5.100% due 8/1/15                                                                   1,255,069
        1,000,000    AAA             5.000% due 8/1/17                                                                   1,003,750
        5,500,000    AAA          Midland County, TX Hospital District Revenue, AMBAC-Insured,
                                     5.375% due 6/1/16                                                                   5,637,500
        2,000,000    AAA          Montgomery County, TX COP, Series A, MBIA-Insured,
                                     5.000% due 3/1/18                                                                   1,995,000
        9,820,000    AAA          North Central Texas Health Development Corp. Revenue,
                                     (Zale Lipshy University Project), FSA-Insured,
                                     5.450% due 4/1/15                                                                  10,261,900
                                  North Forest, TX ISD, GO, PSFG:
        1,935,000    AAA             5.125% due 8/15/14                                                                  1,978,538
        1,035,000    AAA             5.000% due 8/15/15                                                                  1,045,350
        1,385,000    AAA             5.000% due 8/15/16                                                                  1,395,388
        1,000,000    AAA             5.000% due 8/15/18                                                                    997,500
        3,630,000    AAA          Nueces River Water Supply Facilities, (Corpus Christi Lake
                                     Project),FSA-Insured, 5.500% due 3/1/27                                             3,797,888
                                  Plano, TX GO:
        1,680,000    AAA             5.100% due 9/1/14                                                                   1,724,100
        1,595,000    AAA             5.150% due 9/1/16                                                                   1,626,900
        1,025,000    AAA          Port Arthur, TX GO, MBIA-Insured, 5.500% due 2/15/16                                   1,060,875
                                  Port of Port Arthur Navigational District, AMBAC-Insured:
        3,290,000    AAA             4.875% due 3/1/17                                                                   3,265,325
        2,460,000    AAA             4.875% due 3/1/19                                                                   2,410,800
                                  Richardson, TX GO:
          680,000    AA              5.000% due 2/15/16                                                                    680,850
        1,465,000    AA              5.000% due 2/15/18                                                                  1,450,350
        1,500,000    VMIG 1*      Sabine River Authority, PCR, Texas Utilities Electric Co., Series A,
                                     AMBAC-Insured 3.300% due 3/1/26(b)                                                  1,500,000


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                     27

================================================================================
Schedule of Investments (unaudited) (continued)                  August 31, 1998
================================================================================

====================================================================================================================================
     FACE
    AMOUNT           RATING                        SECURITY                                                               VALUE
====================================================================================================================================
Texas -- 19.7% (continued)
                                  Santa Fe, TX ISD, GO, PSFG:
$       1,190,000    AAA             5.250% due 2/15/17                                                                $ 1,218,263
        2,270,000    AAA             5.125% due 2/15/19                                                                  2,287,025
                                  Socorro, TX ISD, PSFG:
        3,595,000    AAA             5.300% due 8/15/18                                                                  3,671,394
        7,460,000    Aaa*            5.125% due 2/15/27                                                                  7,497,300
        1,610,000    AAA          Springtown, TX ISD, GO, PSFG, 5.000% due 2/15/14                                       1,630,125
                                  Stephenville, TX ISD, GO, PSFG:
        1,125,000    AAA             5.000% due 2/15/14                                                                  1,137,656
        1,570,000    AAA             5.000% due 2/15/15                                                                  1,583,738
        1,735,000    AAA             5.000% due 2/15/17                                                                  1,741,506
        1,000,000    AAA          Texas State Department of Housing & Community Affairs,
                                     Multi-Family Revenue,Volente Project, FNMA Collateralized,
                                     5.550% due 1/1/18(c)                                                                1,021,250
        5,000,000    AA           Texas State Public Financing Authority, GO, 5.000% due 10/1/15                         5,025,000
                                  Texas State Public Finance Authority, Building Revenue,
                                     AMBAC-Insured:
        2,650,000    AAA               5.000% due 8/1/13                                                                 2,693,063
        2,800,000    AAA               5.000% due 8/1/14                                                                 2,835,000
        2,960,000    AAA               5.000% due 8/1/15                                                                 2,985,900
                                     General Services Common Projects, Series A:
        5,450,000    AAA               5.000% due 2/1/17                                                                 5,490,875
        5,730,000    AAA               5.000% due 2/1/18                                                                 5,744,325
       32,300,000    AAA          Texas State Turnpike Authority Revenue, George Bush Turnpike,
                                     FGIC-Insured, 5.250% due 1/1/23(a)                                                 32,784,500
                                  Texas State Water Development Board Revenue,
                                     State Revolving Fund, Series B:
        3,000,000    AAA               5.000% due 7/15/14                                                                3,052,500
        2,500,000    AAA               5.000% due 7/15/15                                                                2,534,375
        7,000,000    AAA               5.000% due 7/15/16                                                                7,078,750
          200,000    AAA               5.000% due 7/15/17                                                                  201,750
       67,640,000    AAA               5.000% due 7/15/19(g)                                                            67,978,200
                                  Texas State Water Development, GO, Series D:
       10,000,000    AA              5.000% due 8/1/16                                                                  10,037,500
        6,000,000    AA              5.000% due 8/1/19                                                                   5,970,000
        4,120,000    AA+          Travis County, TX Health Facilities Development Corp.,
                                     Hospital Revenue, Charity Obligation Group, Series A,
                                     5.125% due 11/1/18                                                                  4,135,450
                                  Tyler, TX Health Facilities Development Corp., (East Texas Medical
                                      Center Project):
        1,350,000    AAA               Series A, MBIA-Insured, 5.500% due 11/1/17                                        1,419,188
        2,000,000    AAA               Series B, FSA-Insured, 5.500% due 11/1/17                                         2,102,500
        3,250,000    AAA               Series C, FSA-Insured, 5.500% due 11/1/17                                         3,416,563
                                  Upper Trinity Regional Water District, Water Revenue,
                                     Treated Water Supply Systems, MBIA-Insured:
        1,735,000    AAA               5.000% due 8/1/13                                                                 1,750,181
        6,180,000    AAA               5.000% due 8/1/18                                                                 6,133,650
        4,450,000    AAA               5.000% due 8/1/21                                                                 4,394,375
                                  Victoria, TX ISD, GO, PSFG:
        1,245,000    AAA             5.000% due 2/15/15                                                                  1,257,450
        1,370,000    AAA             5.000% due 2/15/16                                                                  1,378,563


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
28                                       1998 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)                  August 31, 1998
================================================================================

====================================================================================================================================
     FACE
    AMOUNT           RATING                        SECURITY                                                               VALUE
====================================================================================================================================
Texas -- 19.7% (continued)
$       2,500,000    AAA          Victoria, TX Utility Systems Revenue, Series A, MBIA-Insured,
                                     5.000% due 12/1/21                                                               $  2,500,000
                                  Weatherford, TX ISD, GO, PSFG:
        3,295,000    Aaa*            5.000% due 2/15/13                                                                  3,344,425
        3,000,000    Aaa*            5.000% due 2/15/15                                                                  3,026,250
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       749,099,332
------------------------------------------------------------------------------------------------------------------------------------
Utah -- 2.6%
                                  Intermountain Power Agency, Utah Power Supply Revenue:
        9,125,000    AAA             Series A, MBIA-Insured, 5.250% due 7/1/15                                           9,318,906
       88,295,000    A+              Series D, 5.000% due 7/1/21(a)                                                     87,301,681
        3,250,000    AAA          Utah Water Finance Agency Revenue, Timpanogos Lien
                                     Financing Project, Series B, MBIA-Insured, 5.000% due 6/1/19                        3,237,813
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        99,858,400
------------------------------------------------------------------------------------------------------------------------------------
Virginia -- 2.0%
                                  Arlington County, VA IDA, Multi-Family Housing Revenue:
          705,000    A               6.300% due 7/1/16                                                                     764,044
          750,000    A               6.350% due 7/1/20                                                                     811,875
        1,000,000    A               6.375% due 7/1/25                                                                   1,083,750
                                  Blue Ridge Regional Jail Authority, Regional Jail Facility Revenue,
                                     MBIA-Insured:
        1,600,000    AAA               5.000% due 12/1/11                                                                1,662,000
          750,000    AAA               5.000% due 12/1/12                                                                  773,437
        1,200,000    AAA               5.000% due 12/1/13                                                                1,221,000
        1,750,000    AAA               5.200% due 12/1/17                                                                1,791,562
        1,000,000    AAA               5.200% due 12/1/21                                                                1,018,750
        1,500,000    AAA          Chesapeake Bay Bridge & Tunnel Commission District Revenue,
                                     General Resolution, MBIA-Insured, 5.250% due 7/1/19                                 1,530,000
                                  Harrisonburg, VA Redevelopment & Housing Authority, Multi-Family
                                     Housing Revenue, (Battery Heights Project), Series A,
                                     GNMA-Collateralized:
        1,425,000    AAA               6.100% due 4/20/16                                                                1,544,344
        2,715,000    AAA               6.150% due 4/20/26                                                                2,942,381
          500,000    AAA          Lynchburg, VA Redevelopment & Housing Authority Revenue, Waldon
                                     Pond, Series A, GNMA-Collateralized, 6.200% due 7/20/27                               542,500
        3,000,000    AAA          Medical College, Virginia Hospitals Authority Revenue, MBIA-Insured,
                                     5.125% due 7/1/18                                                                   3,026,250
        2,160,000    AA           Norfolk, VA Redevelopment & Housing Authority, Educational Facilities
                                     Revenue, Tidewater Community College Campus,
                                     5.875% due 11/1/15                                                                  2,327,400
                                  Northern Virginia Transit District Commuter Rail Revenue, (Virginia
                                     Railway Express Project):
        1,605,000    AAA               FSA-Insured, 5.375% due 7/1/14                                                    1,681,238
                                       MBIA-Insured:
        1,245,000    AAA                 5.150% due 7/1/12                                                               1,287,019
        1,000,000    AAA                 5.200% due 7/1/13                                                               1,033,750
       14,035,000    AAA          Riverside, VA Regulatory Jail Authority Facility Revenue,
                                     MBIA-Insured, 5.875% due 7/1/14                                                    15,210,431
        2,130,000    AAA          Roanoke, VA Redevelopment & Housing Authority Revenue,
                                     Series A, Westwind III, GNMA-Collateralized,
                                     6.200% due 7/20/26                                                                  2,276,438


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                     29

================================================================================
Schedule of Investments (unaudited) (continued)                  August 31, 1998
================================================================================

====================================================================================================================================
     FACE
    AMOUNT           RATING                        SECURITY                                                               VALUE
====================================================================================================================================
Virginia -- 2.0% (continued)
                                  Virginia State Housing Development Authority, Commonwealth
                                     Mortgage Revenue:
$       6,665,000    AA+               Series C, Subseries C-1, Remarketed 6/10/98,
                                         5.100% due 7/1/14                                                             $ 6,689,994
        1,225,000    AAA               Series D-2, MBIA-Insured, 5.650% due 1/1/13                                       1,310,750
                                       Series D-4:
        1,330,000    AA+                 6.100% due 1/1/11                                                               1,433,075
        1,365,000    AA+                 6.100% due 7/1/11                                                               1,470,788
        1,400,000    AA+                 6.125% due 1/1/12                                                               1,510,250
        1,440,000    AA+                 6.125% due 7/1/12                                                               1,553,400
        1,485,000    AA+                 6.150% due 1/1/13                                                               1,600,088
        1,525,000    AA+                 6.150% due 7/1/13                                                               1,643,188
        1,565,000    AA+                 6.200% due 1/1/14                                                               1,684,331
        1,615,000    AA+                 6.200% due 7/1/14                                                               1,738,144
        4,380,000    AA+               Series E, Subseries E-2, 5.250% due 7/1/17                                        4,434,750
        5,895,000    AA+          Virginia State Public School Authority, School Financing, Series I,
                                     5.125% due 8/1/16                                                                   5,998,163
        1,000,000    AAA          Winchester, VA IDA, Educational Facilities Revenue, 1st Mortgage,
                                     Shenandoah University Project, MBIA-Insured,
                                     5.000% due 10/1/18                                                                  1,001,250
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        74,596,340
------------------------------------------------------------------------------------------------------------------------------------
Virgin Islands -- 0.4%
                                  Virgin Islands Public Finance Authority Revenue,
                                     Senior Lien, Series A:
        5,580,000    BBB-              5.300% due 10/1/11                                                                5,691,600
        5,380,000    BBB-              5.400% due 10/1/12                                                                5,521,225
        4,245,000    BBB-              5.500% due 10/1/13                                                                4,367,044
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        15,579,869
------------------------------------------------------------------------------------------------------------------------------------
Washington -- 2.3%
                                  Port Seattle, WA Revenue, Series A, FGIC-Insured:
        4,000,000    AAA             5.375% due 6/1/13                                                                   4,200,000
        3,985,000    AAA             5.125% due 6/1/14                                                                   4,084,625
                                  Snohomish County, WA School District Number 015 Edmonds,
                                     FGIC-Insured:
        5,000,000    AAA               5.250% due 12/1/15                                                                5,125,000
        7,500,000    AAA               5.300% due 12/1/16                                                                7,696,875
        2,530,000    Aaa*         Thurston County, WA GO, MBIA-Insured, 5.000% due 8/1/15                                2,542,650
        4,000,000    Aaa*         Washington State Housing Finance Commission, Single
                                     Family Program, Series 3N, FNMA-GNMA-FHLMC-Collateralized,
                                     5.250% due 12/1/17                                                                  4,050,000
                                  Washington State Public Power Supply Project Revenue, Series B:
       24,000,000    Aa1*            5.500% due 7/1/17(h)                                                               24,090,000
       29,220,000    Aa1*            5.500% due 7/1/18(a)                                                               29,329,575
        6,420,000    AAA          Washington State Public Power Supply System, Nuclear
                                     Project No. 2, Series A, FSA-Insured, 5.125% due 7/1/11                             6,684,825
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        87,803,550
------------------------------------------------------------------------------------------------------------------------------------


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
30                                       1998 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)                  August 31, 1998
================================================================================

====================================================================================================================================
     FACE
    AMOUNT           RATING                        SECURITY                                                               VALUE
====================================================================================================================================
West Virginia -- 0.7%
                                  Marion County, WV County Commissioner, Solid Waste Disposal
                                     Facilities Revenue, Adirondak Recycling, Series A:
$      18,587,429    NR                8.000% due 12/1/25(a)                                                         $  18,587,429
        2,614,755    NR                10.000% due 12/1/25                                                               2,614,755
                                  Ohio County, WV Board of Education, GO:
        2,000,000    A+              5.000% due 6/1/13                                                                   2,040,000
          500,000    A+              5.125% due 6/1/18                                                                     504,375
                                  West Virginia University Revenues, (West Virginia University Project),
                                     Student Union, Series B, AMBAC-Insured:
        1,755,000    AAA               5.000% due 5/1/17                                                                 1,761,581
        1,915,000    AAA               5.000% due 5/1/18                                                                 1,917,394
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        27,425,534
------------------------------------------------------------------------------------------------------------------------------------
Wisconsin -- 1.0%
        1,225,000    AAA          Merrill, WI Area Commercial Public School District, FSA-Insured,
                                      5.000% due 4/1/18                                                                  1,223,469
        1,325,000    Aaa*         Winneconne, WI Community School District, GO, FGIC-Insured,
                                     6.750% due 4/1/16                                                                   1,537,000
        2,000,000    AA           Wisconsin Housing & EDA, Home Ownership Revenue, Series A,
                                     6.450% due 3/1/17                                                                   2,150,000
       33,000,000    AAA          Wisconsin State Health & Educational Facilities Authority,
                                     Aurora Health Care, MBIA-Insured, 5.250% due 8/15/17                               33,495,000
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        38,405,469
------------------------------------------------------------------------------------------------------------------------------------
Wyoming -- 0.4%
                                  Unita County, WY PCR, (Chevron USA Inc. Project):
          700,000    P-1*            3.250% due 8/15/20(b)                                                                 700,000
        1,850,000    VMIG 1*         3.250% due 12/1/22(b)                                                               1,850,000
                                  Wyoming Building Corp. Revenue, AMBAC-Insured:
        2,820,000    AAA             5.000% due 10/1/13                                                                  2,858,775
       11,055,000    AAA             5.000% due 10/1/18                                                                 11,013,544
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        16,422,319
------------------------------------------------------------------------------------------------------------------------------------
                                  TOTAL INVESTMENTS -- 100%
                                  (Cost-- $3,639,151,668**)                                                         $3,812,035,708
====================================================================================================================================

(a)  Security segregated by Custodian for open purchase commitments.
(b) Variable rate obligation payable at par on demand at any time on no more than seven days notice.
(c) Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.
(d) Pre-Refunded bonds escrowed with U.S. government securities and bonds escrowed to maturity with U.S. government securities are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.
(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, generally to qualified institutional buyers.
(f)  Security in default.
(g)  Security partially segregated by Custodian for open purchase commitments.
(h)  Security serves as collateral for futures contracts.
**   Aggregate cost for Federal income tax purposes is substantially the same.

     See pages 32 and 33 for definitions of ratings and certain security descriptions.


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                     31

================================================================================
Bond Ratings (unaudited)
================================================================================

All ratings are by Standard & Poor's Ratings Service ("Standard & Poor's"), except those identified by an asterisk (*) are rated by Moody's Investors Service Inc. ("Moody's"). The definitions of the applicable rating symbols are set forth below:

Standard & Poor's -- Rating from "AA" to "B" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA       --   Bonds rated "AAA" have the highest rating assigned by Standard &
               Poor's. Capacity to pay interest and repay principal is extremely strong.

AA        --   Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.

A         --   Bonds rated "A" have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB       --   Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB        --   Bonds rated "BB" have less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

B         --   Bonds rated "B" have a greater vulnerability to default but currently have the capacity to meet interest payments and principal payments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

Moody's -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "B," where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa       --   Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa        --   Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

A         --   Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa       --   Bonds rated "Baa" are considered as medium grade obligations,
               i.e., they are neither highly protected nor poorly secured.
               Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba        --   Bonds rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad time over the future. Uncertainty of position characterizes bonds in this class.

B         --   Bonds rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

NR        --   Indicates that the bond is not rated by Standard & Poor's or
               Moody's.


--------------------------------------------------------------------------------
32                                       1998 Semi-Annual Report to Shareholders

================================================================================
Short-Term Security Ratings (unaudited)
================================================================================

SP-1      --   Standard & Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1       --   Standard & Poor's highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1    --   Moody's highest rating for issues having a demand feature --
               VRDO.

P-1       --   Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

================================================================================
Security Descriptions (unaudited)
================================================================================

ABAG      --   Association of Bay Area Governments

AIG       --   American International Guaranty

AMBAC     --   AMBAC Indemnity Corporation

BAN       --   Bond Anticipation Notes

BIG       --   Bond Investors Guaranty

CGIC      --   Capital Guaranty Insurance Company

CHFCLI    --   California Health Facility Construction Loan
               Insurance

COP       --   Certificate of Participation

EDA       --   Economic Development Authority

ETM       --   Escrowed To Maturity

FAIRS     --   Floating Adjustable Interest Rate Securities

FGIC      --   Financial Guaranty Insurance Company

FHA       --   Federal Housing Administration

FHLMC     --   Federal Home Loan Mortgage Corporation

FNMA      --   Federal National Mortgage Association

FRTC      --   Floating Rate Trust Certificates

FSA       --   Federal Savings Association

GIC       --   Guaranteed Investment Contract

GNMA      --   Government National Mortgage
               Association

GO        --   General Obligation

HDC       --   Housing Development Corporation

HFA       --   Housing Finance Authority

IDA       --   Industrial Development Authority

IDB       --   Industrial Development Board

IDR       --   Industrial Development Revenue

INFLOS    --   Inverse Floaters

ISD       --   Independent School District

LOC       --   Letter of Credit

MBIA      --   Municipal Bond Investors Assurance
               Corporation

MVRICS    --   Municipal Variable Rate Inverse Coupon
               Security

PCR       --   Pollution Control Revenue

PSFG      --   Permanent School Fund Guaranty

RAN       --   Revenue Anticipation Notes

RIBS      --   Residual Interest Bonds

RITES     --   Residual Interest Tax-Exempt Security

SYCC      --   Structured Yield Curve Certificate

TAN       --   Tax Anticipation Notes

TECP      --   Tax Exempt Commercial Paper

TOB       --   Tender Option Bonds

TRAN      --   Tax and Revenue Anticipation Notes

VAN       --   Veterans Administration

VRDD      --   Variable Rate Daily Demand

VRWE      --   Variable Rate Wednesday Demand


--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                     33

=====================================================================================================
Statement of Assets and Liabilities (unaudited)                                       August 31, 1998
=====================================================================================================
ASSETS:
     Investments, at value (Cost -- $3,639,151,668)                                    $3,812,035,708
     Interest receivable                                                                   49,357,191
     Receivable for securities sold                                                        22,232,644
     Receivable for Fund shares sold                                                        4,982,343
-----------------------------------------------------------------------------------------------------
     Total Assets                                                                       3,888,607,886
-----------------------------------------------------------------------------------------------------
LIABILITIES:
     Payable for securities purchased                                                      65,020,985
     Payable to broker-variation margin                                                     1,781,250
     Investment advisory fees payable                                                       1,391,530
     Distribution fees payable                                                                207,889
     Payable to bank                                                                          175,990
     Administration fees payable                                                              175,360
     Payable for Fund shares sold                                                              22,078
     Accrued expenses                                                                         278,653
-----------------------------------------------------------------------------------------------------
     Total Liabilities                                                                     69,053,735
-----------------------------------------------------------------------------------------------------
Total Net Assets                                                                       $3,819,554,151
=====================================================================================================
NET ASSETS:
     Par value of capital shares                                                       $    2,355,673
     Capital paid in excess of par value                                                3,638,595,808
     Overdistributed net investment income                                                (11,958,457)
     Accumulated net realized gain from security transactions and futures contracts        31,680,987
     Net unrealized appreciation of investments and futures contracts                     158,880,140
-----------------------------------------------------------------------------------------------------
Total Net Assets                                                                       $3,819,554,151
=====================================================================================================
Shares Outstanding:
     Class A                                                                              151,654,965
     ------------------------------------------------------------------------------------------------
     Class B                                                                               72,418,413
     ------------------------------------------------------------------------------------------------
     Class L                                                                                9,991,381
     ------------------------------------------------------------------------------------------------
     Class Y                                                                                1,502,532
     ------------------------------------------------------------------------------------------------
Net Asset Value:
     Class A (and redemption price)                                                            $16.22
     ------------------------------------------------------------------------------------------------
     Class B *                                                                                 $16.21
     ------------------------------------------------------------------------------------------------
     Class L **                                                                                $16.20
     ------------------------------------------------------------------------------------------------
     Class Y (and redemption price)                                                            $16.21
     ------------------------------------------------------------------------------------------------
Maximum Public Offering Price Per Share:
     Class A (net asset value plus 4.17% of net asset value per share)                         $16.90
     ------------------------------------------------------------------------------------------------
     Class L (net asset value plus 1.01% of net asset value per share)                         $16.36
=====================================================================================================

* Redemption price is NAV of Class B shares reduced by a 4.50% CDSC if shares are redeemed within one year from purchase (See Note 3).
** Redemption price is NAV of Class L shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase (See Note 3).


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
34                                       1998 Semi-Annual Report to Shareholders

================================================================================
Statement of Operations (unaudited)     For the Six Months Ended August 31, 1998
================================================================================
INVESTMENT INCOME:
     Interest                                                    $ 100,025,354
------------------------------------------------------------------------------
EXPENSES:
     Distribution fees (Note 3)                                      6,102,279
     Investment advisory fees (Note 3)                               5,755,280
     Administration fees (Note 3)                                    3,210,284
     Shareholder and system servicing fees                             500,719
     Registration fees                                                 162,191
     Shareholder communications                                         89,153
     Custody                                                            79,155
     Audit and legal                                                    46,122
     Pricing service fees                                               32,945
     Directors' fees                                                    29,397
     Other                                                              25,848
------------------------------------------------------------------------------
     Total Expenses                                                 16,033,373
------------------------------------------------------------------------------
Net Investment Income                                               83,991,981
------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
AND FUTURES CONTRACTS (NOTES 4 AND 5):
     Realized Gain (Loss) From:
       Security transactions (excluding short-term securities)      18,138,943
       Futures contracts                                           (12,274,406)
------------------------------------------------------------------------------
     Net Realized Gain                                               5,864,537
------------------------------------------------------------------------------
     Change in Net Unrealized Appreciation of Investments
     and Futures Contracts:
       Beginning of period                                         152,317,639
       End of period                                               158,880,140
------------------------------------------------------------------------------
     Increase  in Net Unrealized Appreciation                        6,562,501
------------------------------------------------------------------------------
Net Gain on Investments and Futures Contracts                       12,427,038
------------------------------------------------------------------------------
Increase in Net Assets From Operations                           $  96,419,019
==============================================================================


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                     35

===================================================================================================
Statements of Changes in Net Assets
===================================================================================================

For the Six Months Ended August 31, 1998 (unaudited)
and the Year Ended February 28, 1998
                                                                     August 31,        February 28,
===================================================================================================
OPERATIONS:
     Net investment income                                        $   83,991,981     $  157,886,553
     Net realized gain                                                 5,864,537         94,713,402
     Increase in net unrealized appreciation                           6,562,501        127,793,799
---------------------------------------------------------------------------------------------------
     Increase in Net Assets From Operations                           96,419,019        380,393,754
---------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 2):
     Net investment income                                           (90,104,187)      (158,287,063)
     Net realized gains                                                       --       (100,590,928)
---------------------------------------------------------------------------------------------------
     Decrease in Net Assets From Distributions to Shareholders       (90,104,187)      (258,877,991)
---------------------------------------------------------------------------------------------------

FUND SHARE TRANSACTIONS (NOTE 6):
     Net proceeds from sale of shares                                368,011,796        791,732,693
     Net asset value of shares issued for
        reinvestment of dividends                                     53,825,310        166,707,545
     Cost of shares reacquired                                      (239,300,263)      (432,770,227)
---------------------------------------------------------------------------------------------------
     Increase in Net Assets From Fund Share Transactions             182,536,843        525,670,011
---------------------------------------------------------------------------------------------------
Increase in Net Assets                                               188,851,675        647,185,774

NET ASSETS:
     Beginning of period                                           3,630,702,476      2,983,516,702
---------------------------------------------------------------------------------------------------
     End of period*                                               $3,819,554,151     $3,630,702,476
===================================================================================================
* Includes overdistributed net investment income of:                $(11,958,457)        $5,846,251)
===================================================================================================


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
36                                       1998 Semi-Annual Report to Shareholders

================================================================================
Notes to Financial Statements (unaudited)
================================================================================

1.   Significant Accounting Policies

Smith Barney Managed Municipals Fund Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities are valued at the mean between bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) gains or losses on the sale of securities are calculated by using the specific identification method; (e) interest income, adjusted for amortization of premium and accretion of original issue discount, is recorded on an accrual basis; market discount is recognized upon the disposition of the security; (f) dividends and distributions to shareholders are recorded on the ex-dividend date; (g) direct expenses are charged to each class; investment advisory fees and general Fund expenses are allocated on the basis of relative net assets of each class; (h) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At February 28, 1998, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Net investment income, net realized gains and net assets were not affected by this adjustment; (i) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (j) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and other parameters used in determining these estimates could cause actual results to differ.

2.   Exempt-Interest Dividends and Other Distributions

The Fund intends to satisfy requirements that allow interest from municipal securities, which is exempt from regular Federal income tax and from certain states' income taxes, to retain its exempt-interest status when distributed to the shareholders of the Fund.

Capital gain distributions, if any, are taxable to shareholders, and are declared and paid at least annually. If necessary, additional taxable distributions may be made to avoid a Federal excise tax.

3.   Investment Advisory Agreement, Administration Agreement and Other
     Transactions

Mutual Management Corp. ("MMC"), a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), acts as investment adviser to the Fund. The Fund pays MMC an advisory fee calculated at an annual rate of 0.35% of the average daily net assets up to $500 million; 0.32% of the average daily net assets of the next $1.0 billion and 0.29% in excess of $1.5 billion. This fee is calculated daily and paid monthly.

MMC also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets up to $500 million; 0.18% of the average daily net assets of the next $1.0 billion and 0.16% of the average daily net assets in excess of $1.5 billion. This fee is calculated daily and paid monthly.


--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                     37

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

Smith Barney Inc. ("SB"), another subsidiary of SSBH, acts as distributor of Fund shares.

On June 12, 1998, the Fund's Class C shares were renamed Class L shares. Effective June 15, 1998, Class L shares are being sold at net asset value plus a maximum initial sales charge of 1.00%. Class L shares also have a 1.00% contingent deferred sales charge ("CDSC"), which applies if redemption occurs within the first year of purchase.

There is also a CDSC of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. In addition, Class A shares also have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended August 31, 1998, SB received sales charges of approximately $2,452,000 and $135,000 on sales of the Fund's Class A and Class L shares, respectively. In addition, CDSCs paid to SB were approximately:

                                     Class A           Class B           Class L
================================================================================
CDSCs                               $ 32,000          $743,000          $ 12,000
================================================================================

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to its Class A, B and L shares, calculated at an annual rate of 0.15% of the average daily net assets for each respective class. In addition, the Fund pays a distribution fee with respect to its Class B and L shares calculated at the annual rate of 0.50% and 0.55%, of the average daily net assets of each class, respectively.

For the six months ended August 31, 1998, total Distribution Plan fees incurred were:

                                       Class A         Class B          Class L
================================================================================
Distribution Plan Fees                $1,826,474      $3,768,431      $  507,374
================================================================================

All officers and one Director of the Fund are employees of SB.

4.   Investments

During the six months ended August 31, 1998, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

================================================================================
Purchases                                                         $1,166,283,863
--------------------------------------------------------------------------------
Sales                                                                861,851,273
================================================================================

At August 31, 1998, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

===============================================================================
Gross unrealized appreciation                                     $ 231,400,494
Gross unrealized depreciation                                       (58,516,454)
-------------------------------------------------------------------------------
Net unrealized appreciation                                       $ 172,884,040
===============================================================================

5.   Futures Contracts

Initial margin deposits made upon entering into futures contracts are recognized as assets. The initial margin is segregated by the custodian and is noted in the schedule of investments. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract.

The Fund enters into such contracts to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts).


--------------------------------------------------------------------------------
38                                       1998 Semi-Annual Report to Shareholders

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

At August 31, 1998, the Fund had the following open futures contracts:

                                   Expiration             # of            Basis              Market            Unrealized
                                   Month/Year           Contracts         Value               Value               Loss
===========================================================================================================================
Futures contracts to buy:
U.S. Government Long Bond Index        9/98               3,000        $395,378,900        $381,375,000        $(14,003,900)
===========================================================================================================================

6.   Capital Shares

At August 31, 1998, the Fund had one billion shares of capital stock authorized with a par value of $0.01 per share. The Fund has established multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares. Effective June 12, 1998, the Fund adopted the renaming of existing Class C shares as Class L shares.

At August 31, 1998, total paid-in capital amounted to the following for each class:

                                                 Class A                 Class B                Class L                Class Y
====================================================================================================================================
Total Paid-in Capital                         $2,296,982,216          $1,161,446,364          $158,748,104            $23,774,797
====================================================================================================================================

Transactions in shares of each class were as follows:

                                                               Six Months Ended                              Year Ended
                                                               August 31, 1998                            February 28, 1998
                                                       --------------------------------           ----------------------------------
                                                         Shares               Amount                 Shares               Amount
====================================================================================================================================
Class A
Shares sold                                            12,845,754         $ 206,893,682            29,486,209         $ 470,065,083
Shares issued on reinvestment                           2,214,788            35,648,492             6,901,333           109,832,919
Shares redeemed                                        (9,569,444)         (154,123,402)          (18,373,814)         (293,622,517)
------------------------------------------------------------------------------------------------------------------------------------
Net Increase                                            5,491,098         $  88,418,772            18,013,728         $ 286,275,485
====================================================================================================================================
Class B
Shares sold                                             6,334,593         $ 102,000,338            15,027,839         $ 238,903,620
Shares issued on reinvestment                             971,968            15,639,575             3,169,741            50,431,107
Shares redeemed                                        (4,379,884)          (70,521,345)           (6,725,498)         (106,847,239)
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase                                            2,926,677         $  47,118,568            11,472,082         $ 182,487,488
====================================================================================================================================
Class L+
Shares sold                                             2,899,182         $  46,649,051             4,455,449         $  70,921,771
Shares issued on reinvestment                             143,970             2,315,773               353,026             5,622,820
Shares redeemed                                          (885,665)          (14,250,728)           (1,628,656)          (25,943,307)
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase                                            2,157,487         $  34,714,096             3,179,819         $  50,601,284
====================================================================================================================================
Class Y
Shares sold                                               779,352         $  12,468,725               732,857         $  11,842,219
Shares issued on reinvestment                              13,750               221,470                51,522               820,699
Shares redeemed                                           (25,116)             (404,788)             (392,741)           (6,357,164)
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase                                              767,986         $  12,285,407               391,638         $   6,305,754
====================================================================================================================================

+    On June 12, 1998, Class C shares were renamed Class L shares.


--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                     39

================================================================================
Financial Highlights
================================================================================

For a share of each class of capital stock outstanding throughout each period:

Class A Shares                                      1998(1)          1998          1997          1996          1995         1994(2)
====================================================================================================================================
Net Asset Value, Beginning of Period                $16.19          $15.61        $16.20        $15.47        $16.13        $16.71
------------------------------------------------------------------------------------------------------------------------------------
Income From Operations:
   Net investment income                              0.38            0.79          0.88          0.91          0.95          0.90
   Net realized and unrealized gain (loss)            0.05            1.06         (0.18)         0.80         (0.37)         0.30
------------------------------------------------------------------------------------------------------------------------------------
Total Income From Operations                          0.43            1.85          0.70          1.71          0.58          1.20
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                             (0.40)          (0.79)        (0.91)        (0.90)        (0.95)        (0.88)
   Net realized gains                                   --           (0.48)        (0.38)        (0.08)        (0.29)        (0.90)
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                  (0.40)          (1.27)        (1.29)        (0.98)        (1.24)        (1.78)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                      $16.22          $16.19        $15.61        $16.20        $15.47        $16.13
------------------------------------------------------------------------------------------------------------------------------------
Total Return                                          2.73%++        12.30%         4.51%        11.34%         4.11%         7.41%
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)                $2,459          $2,367        $2,000        $1,892        $1,772        $1,847
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                           0.68%+          0.68%         0.68%         0.70%         0.71%         0.72%
   Net investment income                              4.67+           4.98          5.60          5.47          6.25          5.43
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                 24%            110%          103%           80%          100%          131%
====================================================================================================================================

(1)  For the six months ended August 31, 1998 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.


--------------------------------------------------------------------------------
40                                       1998 Semi-Annual Report to Shareholders

================================================================================
Financial Highlights (continued)
================================================================================

For a share of each class of capital stock outstanding throughout each period:

Class B Shares                                             1998(1)         1998          1997        1996        1995        1994(2)
====================================================================================================================================
Net Asset Value, Beginning of Period                       $16.19          $15.60        $16.20      $15.47      $16.13      $16.71
------------------------------------------------------------------------------------------------------------------------------------
Income From Operations:
   Net investment income                                     0.34            0.72          0.79        0.82        0.86        0.81
   Net realized and unrealized gain (loss)                   0.04            1.06         (0.18)       0.81       (0.37)       0.31
------------------------------------------------------------------------------------------------------------------------------------
Total Income From Operations                                 0.38            1.78          0.61        1.63        0.49        1.12
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                                    (0.36)          (0.71)        (0.83)      (0.82)      (0.86)      (0.80)
   Net realized gains                                          --           (0.48)        (0.38)      (0.08)      (0.29)      (0.90)
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                         (0.36)          (1.19)        (1.21)      (0.90)      (1.15)      (1.70)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                             $16.21          $16.19        $15.60      $16.20      $15.47      $16.13
------------------------------------------------------------------------------------------------------------------------------------
Total Return                                                 2.41%++        11.81%         3.92%      10.78%       3.54%       6.86%
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)                       $1,174          $1,125          $905        $730        $515        $350
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                                  1.20%+          1.20%         1.19%       1.22%       1.23%       1.25%
   Net investment income                                     4.15+           4.46          5.09        4.94        5.73        4.90
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                        24%            110%          103%         80%        100%        131%
====================================================================================================================================

(1)  For the six months ended August 31, 1998 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.


--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                     41

================================================================================
Financial Highlights (continued)
================================================================================

For a share of each class of capital stock outstanding throughout each period:

Class L Shares(1)                                         1998(2)           1998(3)           1997           1996           1995(4)
====================================================================================================================================
Net Asset Value, Beginning of Period                       $16.18            $15.60          $16.20         $15.47         $14.30
------------------------------------------------------------------------------------------------------------------------------------
Income From Operations:
   Net investment income                                     0.34              0.70            0.79           0.82           0.27
   Net realized and unrealized gain (loss)                   0.04              1.06           (0.18)          0.81           1.46*
------------------------------------------------------------------------------------------------------------------------------------
Total Income From Operations                                 0.38              1.76            0.61           1.63           1.73
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                                    (0.36)            (0.70)          (0.83)         (0.82)         (0.27)
   Net realized gains                                          --             (0.48)          (0.38)         (0.08)         (0.29)
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                         (0.36)            (1.18)          (1.21)         (0.90)         (0.56)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                             $16.20            $16.18          $15.60         $16.20         $15.47
------------------------------------------------------------------------------------------------------------------------------------
Total Return                                                 2.38%++          11.69%           3.88%         10.76%         12.36%++
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)                         $161,894          $126,766         $72,597        $33,411         $5,395
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                                  1.24%+            1.25%           1.24%          1.27%          1.29%+
   Net investment income                                     4.10+             4.38            5.04           4.86           5.67+
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                        24%              110%            103%            80%           100%
====================================================================================================================================

(1)  On June 12, 1998, Class C shares were renamed Class L shares.
(2)  For the six months ended August 31, 1998 (unaudited).
(3) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.
(4)  For the period from November 9, 1994 (inception date) to February 28, 1995.
* The amount shown may not agree with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Fund shares.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.


--------------------------------------------------------------------------------
42                                       1998 Semi-Annual Report to Shareholders

================================================================================
Financial Highlights (continued)
================================================================================

For a share of each class of capital stock outstanding throughout each period:

Class Y Shares                                      1998(1)             1998(2)           1997(2)           1996(3)
====================================================================================================================
Net Asset Value, Beginning of Period                $16.19              $15.60            $16.20           $15.63
--------------------------------------------------------------------------------------------------------------------
Income From Operations:
   Net investment income                              0.37                0.82              0.90             0.85
   Net realized and unrealized gain (loss)            0.07                1.07             (0.18)            0.65
--------------------------------------------------------------------------------------------------------------------
Total Income From Operations                          0.44                1.89              0.72             1.50
--------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                             (0.42)              (0.82)            (0.94)           (0.85)
   Net realized gains                                   --               (0.48)            (0.38)           (0.08)
--------------------------------------------------------------------------------------------------------------------
Total Distributions                                  (0.42)              (1.30)            (1.32)           (0.93)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                      $16.21              $16.19            $15.60           $16.20
--------------------------------------------------------------------------------------------------------------------
Total Return                                          2.76%++            12.56%             4.59%            9.84%++
--------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)                   $24,358             $11,893            $5,350          $12,314
--------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                           0.50%+              0.52%             0.52%            0.57%+
   Net investment income                              4.86+               5.06              5.76             5.62+
--------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                 24%                110%              103%              80%
====================================================================================================================

(1)  For the six months ended August 31, 1998 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.
(3)  For the period from April 4, 1995 (inception date) to February 29, 1996.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.


--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                     43

================================================================================
Additional Shareholder Information (unaudited)
================================================================================

On March 9, 1998, a special meeting of shareholders of the Fund was held for the purpose of voting on the following matters:

     1.   To elect Directors of the Fund; and

     2. To approve or disapprove the reclassification, modification and/or elimination of certain fundamental investment policies.

The results of the vote on Proposal 1 were as follows:

                                          Shares Voted               Percentage             Shares Voted                Percentage
Name of Director                               For                  Shares Voted               Against                 Shares Voted
====================================================================================================================================
Herbert Barg                             112,625,453.104               97.896%               2,420,243.831                 2.104%
Alfred J. Bianchetti                     112,606,797.606               97.880                2,438,899.329                 2.120
Martin Brody                             112,597,756.011               97.872                2,447,940.924                 2.128
Dwight B. Crane                          112,716,679.723               97.976                2,329,017.212                 2.024
Burt N. Dorsett                          112,785,869.713               98.036                2,259,827.222                 1.964
Elliot S. Jaffe                          112,726,617.292               97.984                2,319,079.643                 2.016
Stephen E. Kaufman                       112,778,476.817               98.029                2,267,220.118                 1.971
Joseph J. McCann                         112,783,037.639               98.033                2,262,659.296                 1.967
Heath B. McLendon                        112,738,734.539               97.995                2,306,962.396                 2.005
Cornelius C. Rose, Jr                    112,764,928.596               98.018                2,280,768.339                 1.982
====================================================================================================================================

Proposal 2 requested that shareholders approve certain changes to the fundamental investment policies of the Fund in order to modernize them in view of certain regulatory, business or industry developments that have occurred since original adoption of these policies by the Fund. The following chart demonstrates that all proposals were approved by the shareholders.

Please note that "M" indicates a modification of the policy and "R" indicates the reclassification of the policy from fundamental (which would require shareholder approval to change) to non-fundamental (which can be changed by a vote of the Board of Directors).

================================================================================
"M"   Diversification                                                   Approved
--------------------------------------------------------------------------------
"M"   Borrowing                                                         Approved
--------------------------------------------------------------------------------
"M"   Lending by the Fund                                               Approved
--------------------------------------------------------------------------------
"R"   Margin and Short-Sales                                            Approved
--------------------------------------------------------------------------------
"M"   Real Estate                                                       Approved
--------------------------------------------------------------------------------
"M"   Issuance of Senior Securities                                     Approved
================================================================================

The information below reports the lowest percentage of shares voting for the proposals, the highest percentage of shares voting against and abstaining by shareholders of the Fund on all proposals.*

                            Percentage                                     Percentage                                   Percentage
  Shares Voted               of Shares             Shares Voted             of Shares              Shares                of Shares
       For                     Voted                  Against             Voted Against          Abstaining              Abstained
====================================================================================================================================
104,691,943.571               91.344%              2,492,456.398              2.174%            7,428,962.966              6.482%
====================================================================================================================================

*    Broker non-votes constituted less than one percent of shares voted.


--------------------------------------------------------------------------------
44                                       1998 Semi-Annual Report to Shareholders

Smith Barney
Managed Municipals
Fund Inc.

Directors                               Investment Adviser and Administrator

Herbert Barg                            Mutual Management Corp.
Alfred J. Bianchetti
Martin Brody
Dwight B. Crane                         Distributor
Burt N. Dorsett
Elliot S. Jaffe                         Smith Barney Inc.
Stephen E. Kaufman
Joseph J. McCann
Heath B. McLendon, Chairman             Custodian
Cornelius C. Rose
                                        PNC Bank, N.A.
James J. Crisona, Emeritus


Officers
                                        Shareholder Servicing Agent
Heath B. McLendon
President and Chief Executive Officer   First Data Investor Services Group, Inc.
                                        P.O. Box 9134
Lewis E. Daidone                        Boston, MA 02205-9134
Senior Vice President and Treasurer

Joseph P. Deane
Vice President and Investment Officer
                                        This report is submitted for the general
David Fare                              information of shareholders of Smith
Vice President and Investment Officer   Barney Managed Municipals Fund Inc. It
                                        is not for distribution to prospective
Thomas M. Reynolds                      investors unless accompanied by a
Controller                              current Prospectus for the Fund, which
                                        contains information concerning the
Christina T. Sydor                      Fund's investment policies and expenses
Secretary                               as well as other pertinent information.



                                        SMITH BARNEY
                                        ------------

                                               A Member of TravelersGroup [LOGO]

                                        Smith Barney Managed
                                        Municipals Fund Inc.
                                        Smith Barney Mutual Funds
                                        388 Greenwich Street
                                        MF-2
                                        New York, New York 10013

                                        www.smithbarney.com


                                        FD0435  10/98